                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                Pre-Effective Amendment No. (File No. 33-63951)

                         Post-Effective Amendment No. 8

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      Amendment No. 10 (File No. 811-7405)


STRATEGIST WORLD FUND, INC.
(formerly Express Direct World Fund, Inc.)
IDS Tower 10, Minneapolis, Minnesota 55440-0010

Eileen J. Newhouse - IDS Tower 10,
Minneapolis, Minnesota 55440-0010
(612) 671-2772

Approximate Date of Proposed Public Offering:

[ ] immediately  upon filing  pursuant to paragraph (b)
[X] on Dec. 30, 1999 pursuant to  paragraph  (b)
[ ] 60 days after  filing  pursuant to paragraph (a)(1)
[ ] on (date)  pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

World Trust has also executed this Amendment to the Registration Statement.

Strategist World Fund, Inc.


Prospectus/Dec. 30, 1999


Strategist Emerging Markets Fund

Strategist World Growth Fund

Strategist World Income Fund

Please note that each Fund:

o   is not a bank deposit

o   is not federally insured

o   is not endorsed by any bank or government agency

o   is not guaranteed to achieve its goals

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:
The Funds                                2
Strategist Emerging Markets              2
Goal                                     2
Investment Strategy                      2
Risks                                    4
Past Performance                         6
Fees and Expenses                        8
Management                               9

Strategist World Growth Fund            10
Goal                                    10
Investment Strategy                     10
Risks                                   12
Past Performance                        13
Fees and Expenses                       15
Management                              16

Strategist World Income Fund            17
Goal                                    17
Investment Strategy                     17
Risks                                   18
Past Performance                        20
Fees and Expenses                       22
Management                              23

Buying and Selling Shares              23
Valuing Fund Shares                     23
Purchasing Shares                       24
Exchanging/Selling Shares               28

Distributions and Taxes                 30

Personalized Shareholder
  Information                           32


Master/Feeder Structure                 33

Business Structure                      34


Quick Telephone Reference               36


Financial Highlights                    37

The Funds


Strategist Emerging Markets Fund, Strategist World Growth Fund and Strategist World Income Fund are closed to new accounts. Existing shareholders of these Funds may continue to purchase additional shares. See "Purchasing Shares." The Funds may resume sales to new investors at some future date, but they have no present intention to do so.

References to "Fund" throughout this prospectus refer to Strategist Emerging Markets Fund, Strategist World Growth Fund and Strategist World Income Fund, singularly or collectively as the context requires.

Strategist Emerging Markets Fund

GOAL

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed. The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in equity securities of companies in emerging market countries. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 65% of the Fund's total assets will be invested in companies located in at least three different emerging market countries. Included within this 65% are the securities of companies that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.

The selection of geographic regions is the primary decision in building the investment portfolio.

American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o    Considering opportunities and risks within emerging market countries.

o Determining the percentage of assets to invest in a particular country based upon its economic outlook, political environment, and growth rate (the Fund may invest a significant portion of its assets in a particular country or region).

o    Identifying companies with:

     --   effective management,

     --   financial strength,

     --   prospects for growth and development, and

     --   high demand for their products or services.

o    Identifying   securities  with  sufficient   liquidity  in  trading  volume
     (however, AEFC may invest up to 10% of the Fund's net assets in illiquid securities).

o Buying securities of those companies AEFC considers to be industry market leaders offering the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     --   the security is overvalued, and

     -- the company or the security continues to meet the standards described above.

Because the economies of emerging markets can change much more rapidly than that of the U.S., AEFC will focus on the risks associated with potential currency devaluations or sharp changes in monetary policy. If AEFC believes economic or political developments may result in lower share prices, it will attempt to reduce the investments in that country.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations.

The Fund also may invest in money market securities, debt securities, and other instruments. During weak or declining markets, the Fund may invest more of its assets in these securities. Although the Fund will invest in these securities primarily to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. AEFC may make frequent securities trades that could result in increased fees, expenses and taxes.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Foreign/Emerging Markets Risk

   Liquidity Risk

   Style Risk

   Sector/Concentration Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


Emerging Markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Style Risk
AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

PAST PERFORMANCE

The following bar chart and table show the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the fund has existed, and

o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.


 Strategist  Emerging Markets Fund Performance  (based on calendar years)


                                                              +5.36%     -31.40%
________________________________________________________________________________
1989   1990    1991    1992    1993    1994    1995   1996    1997         1998

During the period shown in the bar chart, the highest return for a calendar quarter was +17.11% (quarter ending December 1998) and the lowest return for a calendar quarter was -27.95% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 1999, was +30.84%.


(Printed prospectus has bar chart)

________________________________________________________________________________
Average Annual Total Returns (as of Dec. 31, 1998)
________________________________________________________________________________
                                         Past 1 year             Since inception


Strategist Emerging Markets Fund              -31.40%               -13.13%a

MSCI Emerging Markets Free Index             -25.34%               -17.92%b

Lipper Emerging Markets Fund Index           -26.87%               -17.98%b

a Inception date was Nov. 13, 1996.
b Measurement period started Dec. 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. These returns are compared to the indexes shown for the same periods. For purposes of this calculation information about the Fund assumes no adjustments for taxes an investor may have paid on the reinvested income and capital gains.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged market capitalization-weighted index compiled from a composite of securities markets of 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Emerging Markets Fund Index, published by Lipper Analytical Services, Inc., includes 31 funds that are generally similar to the Fund, although some may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

________________________________________________________________________________
Shareholder Feesa (fees paid directly from your investment)
________________________________________________________________________________

Maximum sales charge (load)
imposed on purchasesb (as a
percentage of offering price)               0%

________________________________________________________________________________
Annual Fund operating expensesc (expenses that are deducted from Fund assets)
________________________________________________________________________________

As a percentage of average daily net assets:


 Management fees                           0.92%

 Distribution (12b-1) fees                 0.25%

 Other expensesd                           1.03%

 Totale                                    2.20%

a A wire transfer charge, currently $15, is deducted from your brokerage account for wire transfers made at your request.
b There are no sales loads; however, the Fund reserves the right upon 60 days advance written notice to shareholders to impose a redemption fee of up to 1% on shares redeemed within one year of purchase.
c Both in this table and the following example, Fund operating expenses include expenses charged by both the Fund and the Portfolio.
d Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.
e The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Oct. 31, 2000. Under this agreement, total expenses will not exceed 2.20%. For the most recent fiscal year actual total expenses with fee waivers and expense reimbursement were 2.20%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you sell your shares at the end of the years shown, your costs would be:


         1 year           3 years           5 years          10 years


          $223              $688             $1,181           $2,539


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT


The Fund's assets are invested in Emerging Markets Portfolio, which is managed by AEFC and its London-based subsidiary American Express Asset Management International Inc. Ian King, co-portfolio manager, joined the Investment Manager in 1995. He has managed the assets of the Portfolio since November 1996. He also is a member of the portfolio management team for Total Return Portfolio. Prior to joining AEFC, he was director of Lehman Brothers Global Asset Management Ltd. from 1992 to 1995.

Julian A.S. Thompson, co-portfolio manager of the Portfolio, joined AEFC in 1999. Prior to joining AEFC, from 1993-1999, he was an Investment Manager - Emerging Markets for Stewart Ivory, a Scottish investment company.

Strategist World Growth Fund

GOAL


The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed. The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.


INVESTMENT STRATEGY

The Fund's assets primarily are invested in equity securities of companies around the world that are positioned to meet market needs in a changing world economy. These companies are located in developed and in emerging countries. Under normal market conditions, at least 65% of the Fund's total assets are invested in common stocks and convertible securities of companies located in at least three different countries.

The selection of companies is the primary decision in building the investment portfolio.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:


o    Identifying large companies around the world.

o    Identifying companies with:

     --   financial strength,

     --   high demand for their products or services,


     --   competitive market advantage, and


     --   effective management.

o    Considering opportunities and risks by country and currency.

AEFC decides how much to invest in various countries and then buys those securities that offer the best opportunity for long-term growth.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     --   the company has met growth expectations, and

     -- the company or the security continues to meet the standards described above.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments to hedge against currency fluctuations.


Although not a primary investment strategy, the Fund may utilize derivative instruments to produce incremental earnings and to increase flexibility. The Fund also may invest in other instruments such as money market securities, preferred stocks, convertible securities, and debt securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investment also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Foreign/Emerging Markets Risk

   Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.


Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Style Risk
AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

PAST PERFORMANCE

The following bar chart and table show the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and


o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


________________________________________________________________________________
Strategist World Growth Fund  Performance  (based on calendar years)
________________________________________________________________________________



              +13.85%          +39.13%         +6.36%  +13.98%  +7.00%  +26.17%
________________________________________________________________________________
1989   1990*    1991    1992    1993    1994    1995    1996     1997     1998


                       -2.22%         -7.39%


During the period shown in the bar chart, the highest return for a calendar quarter was 21.48% (quarter ending December 1998) and the lowest return for a calendar quarter was -17.33% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 1999, was +3.50%.

*    Inception date was May 29, 1990 for AXP Global Growth Fund (the predecessor fund). On May 13, 1996, the predecessor fund converted to a master/feeder structure and transferred all of its assets to World Growth Portfolio. The performance information in this and the following table represent performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996 adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the fees and expenses of the Fund and historical fees and expenses of the predecessor fund.


(Printed prospectus has bar chart)

________________________________________________________________________________
Average Annual Total Returns (as of Dec. 31, 1998)
________________________________________________________________________________
                                     1 year       5 years        Since inception


Strategist World Growth Fund         +26.17%       + 8.75%         + 9.43%a



MSCI All Country World Free Index    +21.97%       +13.94%         +11.52%b

Lipper International Fund Index      +12.66%       + 8.59%         +8.30%b

a    Inception date was May 29, 1990
b    Measurement period started June 1, 1990.

This table shows total returns from a hypothetical investment in the Fund. These returns are compared to the indexes shown for the same periods. For purposes of this calculation, information about the Fund assumes no adjustments for taxes an investor may have paid on the reinvested income and capital gains.

Morgan Stanley Capital International (MSCI) All Country World Free Index is an unmanaged index compiled from a composite of securities markets of 47 countries, including Canada, the United States and 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Feesa (fees paid directly from your investment)
________________________________________________________________________________

Maximum sales charge (load)
imposed on purchasesb (as a
percentage of offering price)               0%

________________________________________________________________________________
Annual Fund operating expensesc (expenses that are deducted from Fund assets)
________________________________________________________________________________

As a percentage of average daily net assets:


 Management fees                           0.75%

 Distribution (12b-1) fees                 0.25%

 Other expensesd                           0.75%

 Totale                                    1.75%

a A wire transfer charge, currently $15, is deducted from your brokerage account for wire transfers made at your request.
b There are no sales loads; however the Fund imposes a 0.50% fee for shares sold or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.
c Both in this table and the following example, Fund operating expenses include expenses charged by both the Fund and the Portfolio.
d Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.
e The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Oct. 31, 2000. Because of this agreement, total expenses will not exceed 1.75%. For the most recent fiscal year, actual total expenses with fee waivers and expense reimbursement were 1.71%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

           1 year           3 years           5 years          10 years


            $178              $551             $950             $2,067


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT


The Fund's assets are invested in World Growth Portfolio, which is managed by AEFC and its London-based subsidiary, American Express Asset Management International Inc. Richard Leadem, senior vice president and portfolio manager, joined AEFC in 1997. He became portfolio manager of World Growth Portfolio in December 1999. Prior to joining AEFC he was a senior portfolio manager at Mercury Asset Management from 1994 to 1997.

Strategist World Income Fund

GOAL


The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed. The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.


INVESTMENT STRATEGY

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it will assume some credit risk to achieve higher dividends and /or capital appreciation (by buying junk bonds).


The selection of investment-grade government and corporate debt obligations is the primary decision in building the portfolio.



In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:


o    Considering opportunities and risks by credit rating and currency.

o    Identifying investment-grade U.S. and foreign bonds.

o    Identifying below investment-grade U.S. and foreign bonds (junk bonds).

o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     --   the security is overvalued, and

     --   the security continues to meet the standards described above.

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments (such as options and forward contracts) to hedge against currency fluctuations. Additionally, the Fund may utilize derivative instruments to produce incremental earnings and to increase flexibility.

Although not a primary investment strategy, the Fund also may invest in other instruments such as money market securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses and taxes.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification.
Principal risks associated with an investment in the Fund include:

   Interest Rate Risk


   Foreign/Emerging Markets Risk


   Credit Risk

   Liquidity Risk



Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.


Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

PAST PERFORMANCE

The following bar chart and table show the risks and variability of investing in the Fund by showing:


o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.

________________________________________________________________________________
Strategist World Income Fund  Performance  (based on calendar years)
________________________________________________________________________________



      +12.91%  +15.39%   +8.14%   +16.43%        +19.20%  +7.45%  +2.47%  +8.35%
________________________________________________________________________________
1989*  1990     1991      1992      1993    1994   1995    1996    1997    1998


                                          -4.73%


During the period shown in the bar chart, the highest return for a calendar quarter was +4.26% (quarter ending June 1997) and the lowest return for a calendar quarter was -3.48% (quarter ending March 1997).

The Fund's year to date return as of Sept. 30, 1999, was -3.02%.


* Inception date was March 20, 1989 for AXP Global Bond Fund (the predecessor fund). On May 13, 1996, the predecessor fund converted to a master/feeder structure and transferred all of its assets to World Income Portfolio. The performance information in this and the following table, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996 adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

(Printed prospectus has bar chart)

________________________________________________________________________________
Average Annual Total Returns (as of Dec. 31, 1998)
________________________________________________________________________________
                                       Past 1 year    Past 5 years     Since
                                                                     inception

Strategist World Income Fund            + 8.35%         +5.87%        +9.55%a

Salomon Smith Barney World Government
   Bond Index                           +15.31%         +7.85%        +9.52%b

Lipper Global Income Fund Index         +12.66%         +5.78%        +8.20%b

a    Inception date was March 20, 1989.
b    Measurement period started April 1, 1989.

This table shows total returns from a hypothetical investment in the Fund. These returns are compared to the indexes shown for the same periods. For purposes of this calculation, information about the Fund assumes no adjustments for taxes an investor may have paid on the reinvested income and capital gains.

Salomon Smith Barney World Government Bond Index is an unmanaged market-capitalization weighted benchmark that tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of world government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions and other fees.

Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some may have somewhat different policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

________________________________________________________________________________
Shareholder Feesa (fees paid directly from your investment)
________________________________________________________________________________


Maximum sales charge (load)
imposed on purchasesb (as a
percentage of offering price)               0%


________________________________________________________________________________
Annual Fund operating expensesc (expenses that are deducted from Fund assets)
________________________________________________________________________________


As a percentage of average daily net assets:

 Management feesd                          0.75%

 Distribution (12b-1) fees                 0.25%

 Other expensese                           0.35%

 Totalf                                    1.35%

a A wire transfer charge, currently $15, is deducted from your brokerage account for wire transfers made at your request.
b There are no sales loads; however, the Fund imposes a 0.50% fee for shares sold or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.
c Both in this table and the following example, Fund operating expenses include expenses charged by both the Fund and the Portfolio.
d    The management fee is paid by the Trust on behalf of the Portfolio.
e Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.
f The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Oct. 31, 2000. Under this agreement, total expenses will not exceed 1.35%. For the most recent fiscal year actual total expenses with fee waivers and expense reimbursement were 1.35%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you sell your shares at the end of the years shown, your costs would be:


       1 year           3 years           5 years          10 years


       $137              $428              $740            $1,629


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT


The Fund's assets are invested in World Income Portfolio, which is managed by AEFC. Ray Goodner, vice president and senior portfolio manager, joined the Investment Manager in 1977. He has managed the assets of World Income Portfolio since 1989. He also serves as portfolio manager for Quality Income Portfolio.


Buying and Selling Shares


VALUING FUND SHARES


The public offering price for a single Fund share is the net asset value (NAV). The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

PURCHASING SHARES


The Fund is closed to new accounts. Purchases are limited to existing accounts only. The discussion below regarding brokerage accounts and the purchase of shares of the Fund is qualified by this limitation.

You may purchase additional shares of the Fund in which you are invested through a brokerage account maintained with American Express Financial Advisors Inc. (the Distributor). Payment for shares must be made directly to the Distributor.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.


If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 for a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.


You also could be subject to backup withholding for failure to report interest or dividends on your tax return. For details on TIN requirements, call 800-297-7378 to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Deposits into your brokerage account
You may deposit money into your brokerage account by check, wire or many other forms of electronic funds transfer (securities also may be deposited). All deposit checks should be made payable to American Express Financial Advisors Inc. If you would like to wire funds into your existing brokerage account or add to your account by electronic transfer, please contact the Distributor at 800-297-7378 for instructions.


Minimum Fund investment requirements
Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts and certain other retirement plans). The minimum subsequent investment is $100. These requirements may be reduced or waived as described in the SAI.


When and at what price shares will be purchased
You must have money available in your brokerage account in order to purchase Fund shares. If your request and payment (including money transmitted by wire) are received and accepted by the Distributor before 2 p.m. CT, your order will be priced at the next calculated NAV. See "Valuing Fund Shares."

Methods of purchasing shares
You may purchase shares of the Fund in three ways.

________________________________________________________________________________
 1 By telephone:
________________________________________________________________________________


You may use money in your brokerage account to make purchases. To place your order, call 800-297-7378.


________________________________________________________________________________
 2 By mail:
________________________________________________________________________________

Mail written purchase requests (along with any checks) to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. These requests should include:

o    your brokerage account number (or a brokerage account application), and

o the name of the Fund and the dollar amount of shares you would like purchased.

Your check should be made payable to American Express Financial Advisors Inc. It will be deposited into your brokerage account and used to cover your purchase request.

________________________________________________________________________________
 3 By systematic purchase:
________________________________________________________________________________

Once you have opened a brokerage account, you may authorize the Distributor to automatically purchase shares on your behalf at intervals and in amounts selected by you as described below.

Systematic Purchase Plan
The Distributor offers a Systematic Purchase Plan (SPP) that allows you to make periodic investments in the Fund automatically and conveniently. Participating in the SPP will save you the time and expense associated with writing checks or wiring money.

Investment minimums
You can make automatic investments in any amount, from $100 to $50,000.

Investment methods
There are two ways to make automatic investments in your brokerage account:

(1) Using uninvested cash in your brokerage account: If you elect this option, uninvested cash in your brokerage account will be used to make the investment and, if necessary, shares of your Money Market Fund will be sold to cover the balance of the purchase.

(2) Using bank authorizations: If you elect this option, money is transferred from your bank checking or savings account into your brokerage account for automatic investments.

You will need to select a transfer date (when the money is transferred into your brokerage account). If you change your bank authorization date, it may also be necessary to change your automatic investment date to coincide with the new transfer date.

Investment frequency
You can select the frequency of your automatic investments (example: twice monthly, monthly or quarterly). Quarterly investments are made on the date selected in the first month of each quarter (January, April, July and October).

Changing instructions to an already established plan
If you  want  to  change  the  fund(s)  selected  for  your  SPP  you  may  call
800-297-7378, or send written instructions clearly outlining the changes to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. These instructions must include:


o    The funds with SPP that you want to cancel,

o The newly selected fund(s) in which you want to begin making automatic investments (for which you have an existing account) and the amount to be invested in each fund, and

o The investment frequency and investment dates for your new automatic investments.

Terminating your SPP
If you wish to terminate your SPP, you may call 800-297-7378, or send written instructions to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196.


Terminating bank authorizations
If you wish to terminate your bank authorizations, you may do so at any time by notifying American Express Financial Direct in writing or by calling 800-297-7378. Your bank authorization will not automatically terminate when you cancel your SPP.

If you are canceling your bank authorizations and you wish to cancel your SPP, you must also provide instructions stating that the Distributor should cancel your SPP. You may notify the Distributor by sending written instructions to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196 or telephoning 800-297-7378. Your systematic investments will continue using brokerage account assets if the Distributor does not receive notification to terminate your systematic investments as well.

To avoid procedural difficulties, the Distributor must receive instructions to change or terminate your SPP or bank authorizations at least 10 days prior to your scheduled investment date.


Minimum balance and account requirements
The Fund reserves the right to sell your shares if, as a result of sales, the aggregate value of your holdings in the Fund drops below $1,000 ($500 in the case of custodial accounts, IRAs and other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your brokerage account, the Fund will automatically sell your shares and mail the proceeds to you.


Wire transfers to your bank
Money can be wired from your brokerage account to your bank account. Call the Distributor at 800-297-7378 for additional information on wire transfers. A $15 service fee will be charged against your brokerage account for each wire sent.

EXCHANGING/SELLING SHARES


Exchanging Shares
You can exchange your shares of the Fund for shares of other funds in the Strategist Fund Group in which you have an existing account at any time. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund. When exchanging into another fund you must meet that fund's minimum investment requirements. You may make up to four exchanges per calendar year.


The Distributor and the Fund reserve the right to reject any exchange, limit the amount or modify or discontinue the exchange privilege to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt a Fund's investment strategies or increase its costs.

Selling Shares
You may sell your shares at any time. Your sale price will be the next NAV calculated after receipt by the Distributor of proper sale instructions, as described below.


There are no sales loads; however, the Fund imposes a 0.50% fee for shares sold or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.


Normally, payment for shares sold will be credited directly to your brokerage account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your selling instructions in proper form. Sale proceeds will be held in your brokerage account or mailed to you according to your account instructions.

If you recently purchased shares by check, your sale proceeds may be held in your brokerage account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

The Fund reserves the right to redeem in kind.

Two ways to request an exchange or sale of shares

________________________________________________________________________________
 1 By telephone:
________________________________________________________________________________


You may exchange or sell your shares by calling 800-297-7378. Alternatively, you can mail your exchange or sale requests as described below.


To properly process your telephone exchange or sale request we will need the following information:

o your brokerage account number and your name (for exchanges, both funds must be registered in the same ownership),


o    the name of the fund from which you wish to exchange or sell shares,


o    the dollar amount or number of shares you want to exchange or sell, and

o    the name of the fund into which shares are to be exchanged, if applicable.


Telephone exchange or sale requests received before 2 p.m. CT on any business day, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the next calculated NAV. See "Valuing Fund Shares."


________________________________________________________________________________
 2 By mail:
________________________________________________________________________________

You also may request an exchange or sale by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Once an exchange or sale request is mailed it is irrevocable and cannot be modified or canceled.

To properly process your mailed exchange or sale request, we will need a letter from you that contains the following information:

o    your brokerage account number,

o    the name of the fund from which you wish to exchange or sell shares,

o    the dollar amount or number of shares you want to exchange or sell,

o the name of the fund into which shares are to be exchanged, if applicable, and

o a signature of at least one of the brokerage account holders in the exact form specified on the account.


Telephone Transactions
The privilege to initiate transactions by telephone is automatically available through your brokerage account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may modify or discontinue telephone privileges at any time.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund unless you request distributions in cash. We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES


Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information

To help you track and evaluate the performance of your investments, you will receive these individualized reports:

QUARTERLY STATEMENTS


List all of your holdings and transactions during the previous three months.


YEARLY TAX STATEMENTS


Feature average-cost-basis reporting of capital gains or losses if you sell your shares along with distribution information to simplify tax calculations.

Master/Feeder Structure

The Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in a Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the corresponding Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

Investors buy shares in the Fund

The Fund buys units in the Portfolio

The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Direct at 800-437-3133.

Business Structure

_______________________________________________________________________________
Shareholders
________________________________________________________________________________

Transfer Agent:
American Express Client Service Corporation

Maintains shareholder accounts and records for the Fund; receives a fee based on the number of accounts it services.

Administrative Services Agent:
American Express Financial Corporation

Provides administrative and accounting services for the Fund; receives a fee based on average daily net assets.

The Fund invests its assets in the Portfolio. The Fund and/or the Portfolio have contracts with certain service providers.

The Fund

Distributor:
American Express Financial Advisors Inc.

Markets and distributes shares; receives distribution fee.

Subadviser:
American Express Asset Management International, Inc.

Subadvises Emerging Markets Fund and World Growth Fund's assets.**

Investment Manager:
American Express Financial Corporation

Manages the Portfolio's investments and receives a fee based on average daily net assets*.

The Portfolio

Custodian:
American Express Trust Company

Provides safekeeping of assets; receives a fee that varies based on the number of securities held.


* Each Portfolio pays AEFC a fee for managing its assets. Each Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.92% of average daily net assets for Emerging Markets Portfolio, 0.75% for World Growth Portfolio, and 0.75% for World Income Portfolio. Under the Agreement, each Portfolio also pays taxes, brokerage commissions and nonadvisory expenses. The fee will be adjusted based on the Fund's performance for Emerging Markets and World Growth Portfolios, effective Jan. 1, 2000 and will cover the six-month period beginning July 1, 1999.

** AEFC pays the Subadviser for managing Emerging Markets Fund and World Growth Fund's assets. The fee for the most recent fiscal year was 0.50% of Emerging Markets Portfolio's average daily net assets and 0.35% of World Growth Portfolio's average daily net assets.

ABOUT AMERICAN EXPRESS FINANCIAL CORPORATION


American Express Financial Corporation (AEFC), the Fund's investment manager has been a provider of financial services since 1894, and as of the most recent fiscal year end manages more than $236 billion in assets.

AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


YEAR 2000

The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.


The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

Quick Telephone Reference


AMERICAN EXPRESS FINANCIAL DIRECT TEAM: CALL THE FINANCIAL CONSULTANTS


Fund performance, objectives and account inquiries, sales and exchanges, dividend payments or reinvestments and automatic payment arrangements:
800-297-7378


TTY SERVICE


For the hearing impaired:   800-710-5260

Financial Highlights

Emerging Markets Fund
Fiscal period ended Oct. 31,

 Per share income and capital changesa

                                                         1999       1998         1997b
Net asset value, beginning of period                    $2.87      $5.27        $5.00

Income from investment operations:

Net investment income (loss)                              --         .02          .01

Net gains (losses) (both realized and unrealized)        1.32      (1.55)         .27

Total from investment operations                         1.32      (1.53)         .28

Less distributions:

Dividends from net investment income                      --        (.01)        (.01)

Distributions from realized gains                         --        (.86)          --

Total distributions                                       --        (.87)        (.01)

Net asset value, end of period                          $4.19      $2.87        $5.27

 Ratios/supplemental data

Net assets, end of period (in thousands)                $ 629      $ 422        $ 651

Ratio of expenses to average daily net assetsc           2.20%      2.19%        2.20%d

Ratio of net investment income (loss)
to average daily net assets                               .01%       .58%         .12%d

Portfolio turnover rate
(excluding short-term securities)                         143%       108%          87%

Total return                                            45.99%    (34.82%)       5.90%


a    For a share outstanding throughout the period. Rounded to the nearest cent.
b    Inception date was Nov. 13, 1996.
c    The Advisor and Distributor limited total operating expenses.  Without this agreement,  the ratio of  expenses to average  daily net assets  would have been  6.17%,  4.66% and 9.61% for the periods  ended  1999,  1998 and 1997, respectively.
d    Adjusted to an annual basis.


World Growth Fund
Fiscal period ended Oct. 31,

 Per share income and capital changesa

                                                        1999          1998           1997       1996b
Net asset value, beginning of period                  $ 8.72         $7.49          $7.08      $7.32

Income from investment operations:

Net investment income (loss)                            (.03)         (.01)           .02        .04

Net gains (losses) (both realized and unrealized)       2.04          1.28            .40       (.28)

Total from investment operations                        2.01          1.27            .42       (.24)

Less distributions:

Dividends from and in excess of net investment income   (.02)         (.04)          (.01)       --

Distributions from realized gains                       (.35)          --             --         --

Total distributions                                     (.37)         (.04)          (.01)       --

Net asset value, end of period                        $10.36         $8.72          $7.49      $7.08

 Ratios/supplemental data

Net assets, end of period (in thousands)              $  902         $ 722          $ 604      $ 489

Ratio of expenses to average daily net assetsc          1.71%         1.69%          1.65%      1.75%d

Ratio of net investment income (loss)
to average daily net assets                            (.31%)         (.08%)          .26%      1.61%d

Portfolio turnover rate
(excluding short-term securities)                         83%           80%           199%        58%

Total return                                           23.09%        17.02%          5.98%     (3.28%)


a    For a share outstanding throughout the period. Rounded to the nearest cent.
b    Inception date was May 13, 1996.
c    The Advisor and Distributor limited total operating expenses.  Without this agreement,  the ratio of  expenses to average  daily net assets  would have been 2.85%,  2.80%, 5.13% and 17.33% for the periods ended 1999, 1998, 1997 and 1996, respectively.
d    Adjusted to an annual basis.


World Income Fund
Fiscal period ended Oct. 31,

 Per share income and capital changesa

                                                        1999          1998           1997       1996b
Net asset value, beginning of period                   $6.21         $6.32          $6.24      $6.05

Income from investment operations:

Net investment income (loss)                             .33           .40            .36        .15

Net gains (losses) (both realized and unrealized)       (.36)         (.05)          (.03)       .25

Total from investment operations                        (.03)          .35            .33        .40

Less distributions:

Dividends from net investment income                    (.29)         (.30)          (.23)      (.15)

Excess distributions of net investment income            --            --             --        (.06)

Distributions from realized gains                       (.02)         (.16)          (.02)       --

Total distributions                                     (.31)         (.46)          (.25)      (.21)

Net asset value, end of period                         $5.87         $6.21          $6.32      $6.24

 Ratios/supplemental data

Net assets, end of period (in thousands)               $ 623         $ 643          $ 627      $ 524

Ratio of expenses to average daily net assetsc          1.35%         1.12%          1.35%      1.35%d

Ratio of net investment income (loss)
to average daily net assets                             5.45%         6.50%          6.28%      5.87%d

Portfolio turnover rate
(excluding short-term securities)                         48%           27%            55%        24%

Total return                                            (.33%)        5.38%          6.61%      5.16%

a    For a share outstanding throughout the period. Rounded to the nearest cent.
b    Inception date was May 13, 1996.
c    The Advisor and Distributor limited total operating expenses.  Without this agreement,  the ratio of  expenses to average  daily net assets  would have been 3.46%,  2.29%, 5.36% and 19.23% for the periods ended 1999, 1998, 1997 and 1996, respectively.
d    Adjusted to an annual basis.


The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Funds are contained in the Funds' annual report which, if not included with this prospectus, may be obtained without charge.

The Fund, along with the other funds in the Strategist Fund Group, is distributed by American Express Financial Advisors Inc.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, annual or semiannual report, or to make inquiries about the Fund contact American Express Financial Direct.

American Express Financial Direct
P.O. Box 59196,
Minneapolis, MN 55459-0196

800-297-7378 TTY: 800-710-5620

Web site address:  http://www.americanexpress.com/direct

You may review and copy information about the Fund, including its SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File 811-7405
S-6131 F (12/99)

Strategist World Technologies Fund


Prospectus
Dec. 30, 1999


Please note that this Fund:
     o   is not a bank deposit
     o   is not federally insured
     o   is not endorsed by any bank or government agency
     o   is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund

Goal
Investment Strategy
Risks
Past Performance
Fees and Expenses
Management

Buying and Selling Shares
Valuing Fund Shares
Purchasing Shares
Exchanging/Selling Shares

Distributions and Taxes

Personalized Shareholder Information

Master/Feeder Structure

Business Structure

Quick Telephone Reference

Financial Highlights

THE FUND IN BRIEF


GOAL
The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving the goal cannot be guaranteed. The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.


INVESTMENT STRATEGY
The Fund's assets primarily are invested in equity securities of companies in the information technology sector. Under normal market conditions, at least 65% of the Fund's total assets are invested in companies in this sector. Investments will be in at least three different countries.

The selection of companies is the primary decision in building the investment portfolio.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:


o Identifying companies that AEFC believes to be principally engaged in the development, advancement, production and/or use of products or services related to information processing, data processing and/or information presentation.
o Identifying companies with: - high demand for their products and/or services, - competitive market position, and - effective management.
o Considering opportunities and risks within the technology, telecommunications, and media sectors.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     -    the security is overvalued,
     - the company or the security continues to meet the standards described above,
     -    the company meets earnings expectations, and
     -    the company's industry experiences a broad down-turn.


Although not a primary investment strategy, the Fund also may invest in other instruments, such as money market securities and debt securities. Additionally, the Fund may utilize derivative instruments to produce incremental earnings to hedge existing positions and to increase flexibility.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses and taxes.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS
This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

           Market Risk
           Sector/Concentration Risk
           Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region or industry will be more susceptible to changes in price (i.e., the more you diversify, the more you spread risk).

Style Risk
AEFC purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

PAST PERFORMANCE
The following bar chart and table show the risks and variability of investing in the Fund by showing:

     o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

     o    how  the  Fund's  average  annual  total  returns   compare  to  other
          recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.

Strategist World Technologies Fund Performance (based on calendar years)


                                                               +7.71   +41.05
1989    1990    1991    1992    1993   1994    1995    1996    1997    1998

During the period shown in the bar chart, the highest return for a calendar quarter was 47.44% (quarter ending December 1998) and the lowest return for a calendar quarter was -21.60% (quarter ending September 1998).

The Fund's year to date return as of Sept. 30, 1999, was 54.83%.


Average Annual Total Returns (as of Dec. 31, 1998)


                                                  1 year        Since inception


Strategist World Technologies Fund                +41.05%           +20.88%(a)

S&P 500 Index                                     +26.67%           +26.25%(b)

Lipper Science & Technology Funds Index           +46.94%           +23.75%(b)


(a)    Inception date was Nov. 13, 1996
(b)    Measurement period started Dec. 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. These returns are compared to the indexes shown for the same periods. For purposes of this calculation, information about the Fund assumes no adjustments for taxes an investor may have paid on the reinvested income and capital gains.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Science & Technology Funds Index, published by Lipper Analytical Services, Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


FEES AND EXPENSES
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(a) (fees paid directly from your investment)

Maximum sales charge                              0%
(load) imposed on purchases(b)
(as a percentage
of offering price)

Annual Fund operating expensesc (expenses that are deducted from Fund assets) As a percentage of average daily net assets:


Management fees(d)                             0.72%
Distribution (12b-1) fees                      0.25%
Other expenses(e)                              0.53%
Total(f)                                       1.50%

a A wire transfer charge, currently $15, is deducted from your brokerage account for wire transfers made at your request.
b There are no sales loads, however, the Fund imposes a 0.50% fee for shares sold or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.
c Both in this table and the following example, Fund operating expenses include expenses charged by both the Fund and the Portfolio.
d   The management fee is paid by the Trust on behalf of the Portfolio.
e Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.
f The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Oct. 31, 2000. Under this agreement, total expenses will not exceed 1.50%. For the most recent fiscal year, actual total expenses with fee waivers and expense reimbursement were 1.47%.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


        1 year            3 years          5 years           10 years
        $153              $474             $819              $1,796


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


MANAGEMENT
The Fund's assets are invested in World Technologies Portfolio, which is managed by AEFC. Louis Giglio, senior portfolio manager, joined AEFC in January 1994 as a senior equity analyst. He has managed the assets of the Portfolio since
November 1996. He also serves as portfolio manager of AXP Strategy Aggressive Fund and IDS Life Series Fund, Equity Portfolio. Prior to joining AEFC, he had eight years of experience as a financial analyst with Bear, Stearns & Co. covering the microcomputer software and computer services industries.

Buying and Selling Shares


VALUING FUND SHARES
The public offering price for a single Fund share is the net asset value (NAV). The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.


PURCHASING SHARES


The Fund is closed to new accounts. Purchases are limited to existing accounts only. The discussion below regarding brokerage accounts and the purchase of shares of the Fund is qualified by this limitation.

You may purchase additional shares of the Fund in which you are invested through a brokerage account maintained with American Express Financial Advisors Inc. (the Distributor). Payment for shares must be made directly to the Distributor.


Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

     o    a $50 penalty for each failure to supply your correct TIN,
     o a civil penalty of $500 for a false statement that results in no backup withholding, and
     o    criminal penalties for falsifying information.


You also could be subject to backup withholding for failure to report interest or dividends on your tax return. For details on TIN requirements, call 800-297-7378 to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Deposits into your brokerage account
You may deposit money into your brokerage account by check, wire or many other forms of electronic funds transfer (securities also may be deposited). All deposit checks should be made payable to American Express Financial Advisors Inc. If you would like to wire funds into your existing brokerage account or add to your account by electronic transfer, please contact the Distributor at 800-297-7378 for instructions.


Minimum Fund investment requirements
Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts and certain other retirement plans). The minimum subsequent investment is $100.
These requirements may be reduced or waived as described in the SAI.


When and at what price shares will be purchased
You must have money available in your brokerage account in order to purchase Fund shares. If your request and payment (including money transmitted by wire) are received and accepted by the Distributor before 2 p.m. CT, your order will be priced at the next calculated NAV. See "Valuing Fund Shares."

Methods of purchasing shares
You may purchase shares of the Fund in three ways.

(1)      By telephone:


         You may use money in your brokerage account to make purchases. To place your order, call 800-297-7378.


(2)      By mail:

         Mail written purchase requests (along with any checks) to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. These requests should include:

          o    your   brokerage   account   number  (or  a   brokerage   account
               application), and
          o the name of the Fund and the dollar amount of shares you would like purchased.


         Your check should be made payable to American Express Financial Advisors Inc. It will be deposited into your brokerage account and used to cover your purchase request.


(3)      By systematic purchase:

         Once you  have  opened  a  brokerage  account,  you may  authorize  the
         Distributor  to  automatically   purchase  shares  on  your  behalf  at
         intervals and in amounts selected by you as described below.

Systematic Purchase Plan
The Distributor offers a Systematic Purchase Plan (SPP) that allows you to make periodic investments in the Fund automatically and conveniently. Participating in the SPP will save you the time and expense associated with writing checks or wiring money.

Investment minimums
You can make automatic investments in any amount, from $100 to $50,000.


Investment methods
There are two ways to make automatic investments in your brokerage account:


(1) Using uninvested cash in your brokerage account: If you elect this option, uninvested cash in your brokerage account will be used to make the investment and, if necessary, shares of your Money Market Fund will be sold to cover the balance of the purchase.

(2)      Using  bank  authorizations:   If  you  elect  this  option,  money  is
         transferred from your bank checking or savings account into your brokerage account for automatic investments.

You will need to select a transfer date (when the money is transferred into your brokerage account). If you change your bank authorization date, it may also be necessary to change your automatic investment date to coincide with the new transfer date.

Investment frequency
You can select the frequency of your automatic investments (example: twice monthly, monthly or quarterly). Quarterly investments are made on the date selected in the first month of each quarter (January, April, July and October).

Changing instructions to an already established plan
If you  want  to  change  the  fund(s)  selected  for  your  SPP  you  may  call
800-297-7378, or send written instructions clearly outlining the changes to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. These instructions must include:

     o    The funds with SPP that you want to cancel,


     o The newly selected fund(s) in which you want to begin making automatic investments (for which you have an existing account) and the amount to be invested in each fund, and


     o The investment frequency and investment dates for your new automatic investments.


Terminating your SPP
If you wish to terminate your SPP, you may call 800-297-7378, or send written instructions to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196.


Terminating bank authorizations
If you wish to terminate your bank authorizations, you may do so at any time by notifying American Express Financial Direct in writing or by calling 800-297-7378. Your bank authorization will not automatically terminate when you cancel your SPP.

If you are canceling your bank authorizations and you wish to cancel your SPP, you must also provide instructions stating that the Distributor should cancel your SPP. You may notify the Distributor by sending written instructions to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196 or telephoning 800-297-7378. Your systematic investments will continue using brokerage account assets if the Distributor does not receive notification to terminate your systematic investments as well.

To avoid procedural difficulties, the Distributor must receive instructions to change or terminate your SPP or bank authorizations at least 10 days prior to your scheduled investment date.


Minimum balance and account requirements
The Fund reserves the right to sell your shares if, as a result of sales, the aggregate value of your holdings in the Fund drops below $1,000 ($500 in the case of custodial accounts, IRAs and other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your brokerage account, the Fund will automatically sell your shares and mail the proceeds to you.


Wire transfers to your bank
Money can be wired from your brokerage account to your bank account. Call the Distributor at 800-297-7378 for additional information on wire transfers. A $15 service fee will be charged against your brokerage account for each wire sent.

EXCHANGING/SELLING SHARES


Exchanging Shares
You can exchange your shares of the Fund for shares of other funds in the Strategist Fund Group in which you have an existing account at any time. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund. When exchanging into another fund you must meet that fund's minimum investment requirements. You may make up to four exchanges per calendar year.


The Distributor and the Fund reserve the right to reject any exchange, limit the amount or modify or discontinue the exchange privilege to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt a Fund's investment strategies or increase its costs.

Selling Shares
You may sell your shares at any time. Your sale price will be the next NAV calculated after receipt by the Distributor of proper sale instructions, as described below.


There are no sales loads; however, the Fund imposes a 0.50% fee for shares sold or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.


Normally, payment for shares sold will be credited directly to your brokerage account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your selling instructions in proper form. Sale proceeds will be held in your brokerage account or mailed to you according to your account instructions.

If you recently purchased shares by check, your sale proceeds may be held in your brokerage account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

The Fund reserves the right to redeem in kind.

Two ways to request an exchange or sale of shares

(1)      By telephone:


         You  may  exchange  or  sell  your  shares  by  calling   800-297-7378.
         Alternatively, you can mail your exchange or sale requests as described below.


         To properly process your telephone exchange or sale request we will need the following information:

         o your brokerage account number and your name (for exchanges, both funds must be registered in the same ownership),
         o the name of the fund from which you wish to exchange or sell  shares,
         o the dollar amount or number of shares you want to exchange or sell, and o the name of the fund into which shares are to be exchanged, if applicable.

Telephone exchange or sale requests received before 2 p.m. CT on any business day, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the next calculated NAV. See "Valuing Fund Shares."

(2)      By mail:

         You also may request an exchange or sale by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Once an exchange or sale request is mailed it is irrevocable and cannot be modified or canceled.

         To properly process your mailed exchange or sale request, we will need a letter from you that contains the following information:

          o    your brokerage account number,
          o the name of the fund from which you wish to exchange or sell shares,
          o the dollar amount or number of shares you want to exchange or sell,
          o the name of the fund into which shares are to be exchanged, if applicable, and
          o a signature of at least one of the brokerage account holders in the exact form specified on the account.

Telephone Transactions
The privilege to initiate transactions by telephone is automatically available through your brokerage account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may modify or discontinue telephone privileges at any time.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


Dividends and Capital Gain Distributions
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains or losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund unless you request distributions in cash. We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.


If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.


For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


Personalized Shareholder Information
To help you track and evaluate the performance of your investments, you will receive these individualized reports:

QUARTERLY STATEMENTS
List all of your holdings and transactions during the previous three months.

YEARLY TAX STATEMENTS
Feature average-cost-basis reporting of capital gains or losses if you sell your shares along with distribution information to simplify tax calculations.

Master/Feeder Structure

The Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in a Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the corresponding Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                 Investors buy shares in the Fund

               The Fund buys units in the Portfolio

                     The Portfolio invests in
                securities, such as stocks or bonds


Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling American Express Financial Direct at 800-437-3133.


Business Structure
                                                                   --------------------
                                                                      Shareholders
                                                                   --------------------


-----------------------          ---------------------             --------------------          --------------------
   Transfer Agent:                  Administrative                                                  Distributor:
   American Express                Services Agent:                                                American Express
    Client Service                 American Express                                              Financial Advisors
     Corporation                      Financial                                                         Inc.
                                     Corporation                         The Fund
Maintains shareholder                                                                                Markets and
 accounts and records                  Provides         The Fund                                     distributes
    for the Fund;                 administrative and  invests its                                 shares; receives
 receives a fee based            accounting services   assets in                                  distribution fee.
   on the number of                 for the Fund;         the
accounts it services.               receives a fee     Portfolio.
                                   based on average     The Fund
                                  daily net assets.      and/or
-----------------------          ---------------------             --------------------          --------------------
                                       the
                                    Portfolio
                                 ---------------------             --------------------          --------------------
                                 Investment Manager:      have                                       Custodian:
                                   American Express    contracts                                  American Express
                                      Financial           with                                      Trust Company
                                     Corporation        certain
                                                        service                                       Provides
                                     Manages the       providers.                                  safekeeping of
                                     Portfolio's                      The Portfolio              assets; receives a
                                   investments and                                                 fee that varies
                                    receives a fee                                                  based on the
                                   based on average                                                   number of
                                  daily net assets*.                                              securities held.
                                 ---------------------             --------------------          --------------------

* The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.72% of average daily net assets. Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

ABOUT AMERICAN EXPRESS FINANCIAL CORPORATION
American Express Financial Corporation (AEFC), the Fund's investment manager has been a provider of financial services since 1894, and as of the most recent fiscal year end manages more than $236 billion in assets.

AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.


The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.


Quick Telephone Reference

AMERICAN EXPRESS FINANCIAL DIRECT TEAM: CALL THE FINANCIAL CONSULTANTS
Fund  performance,  objectives  and  account  inquiries,  sales  and  exchanges,
dividend  payments  or  reinvestments   and  automatic   payment   arrangements:
800-297-7378

TTY SERVICE
For the hearing impaired: 800-710-5260

Financial Highlights

The table below shows certain important
financial information for evaluating the
Fund's results.

Strategist World Technologies Fund

Fiscal period ended Oct. 31,
Per share income and capital changesa
                                               1999      1998      1997b
Net asset value, beginning of period         $ 5.40     $5.27      $5.00
-------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                   (.12)     (.08)      (.07)
Net gains (losses) (both realized and           .59       .21        .34
unrealized)
-------------------------------------------------------------------------------
Total from investment operations                .58       .13        .27
-------------------------------------------------------------------------------
Net asset value, end of period               $11.21     $5.40      $5.27
-------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (in thousands)     $1,121      $540      $ 527
-------------------------------------------------------------------------------
Ratio of expenses to average daily net          .14%      .14%     1.50%c
assetsd
-------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   (1.37%)   (1.45%)    (1.39%)c
-------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               113%      200%       164%
-------------------------------------------------------------------------------
Total return                                 107.59%     2.47%      5.40%
-------------------------------------------------------------------------------

a    For a share outstanding throughout the period. Rounded to the nearest cent.

b    Inception date. Period from Nov. 13, 1996 to Oct. 31, 1997.

c    Adjusted to an annual basis.

d The Advisor and Distributor voluntarily limited total operating expenses to 1.50%. Without this agreement, the ratio of expenses to average daily net assets would have been 2.24%, 3.21% and 2.36% for periods ended 1999, 1998 and 1997, respectively.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.


The Fund, along with the other funds in the Strategist Fund Group, is distributed by American Express Financial Advisors Inc.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, annual or semiannual report, or to make inquiries about the Fund contact American Express Financial Direct.


American Express Financial Direct
P.O. Box 59196, Minneapolis, MN  55459-0196
800-297-7378  TTY: 800-710-5620
Web site address:
http://www.americanexpress.com/direct

You may review and copy information about the Fund, including its SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C.
20549-6009.

Investment Company Act File #811-7405

                    STATEMENT OF ADDITIONAL INFORMATION

                                    FOR

                        STRATEGIST WORLD FUND, INC.

                      STRATEGIST EMERGING MARKETS FUND
                        STRATEGIST WORLD GROWTH FUND
                        STRATEGIST WORLD INCOME FUND

(singularly and collectively with the corresponding portfolio(s) of World Trust (the Trust) and the Trust, where the context requires, referred to as the "Fund")


                               Dec. 30, 1999


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained by calling American Express Financial Direct, 800-AXP-SERV (TTY: 800-710-5260) or by writing to P.O. Box 59196, Minneapolis, MN 55459-0196.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                              TABLE OF CONTENTS

Mutual Fund Checklist.....................................................p.3
Fundamental Investment Policies...........................................p.5
Investment Strategies and Types of Investments............................p.8
Information Regarding Risks and Investment Strategies....................p.11
Security Transactions....................................................p.33
Brokerage Commissions Paid to Brokers Affiliated
  with the Adviser.......................................................p.35
Performance Information..................................................p.35
Valuing Fund Shares......................................................p.37
Selling Shares...........................................................p.38
Capital Loss Carryover...................................................p.39
Taxes....................................................................p.39
Agreements...............................................................p.40
Organizational Information...............................................p.43
Board Members and Officers...............................................p.45
Compensation for Board Members...........................................p.49
Independent Auditors.....................................................p.50
Appendix:  Description of Ratings........................................p.51

MUTUAL FUND CHECKLIST

                    |X| Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

                    |X| Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

                    |X| A higher rate of return typically involves a higher risk of loss.

                    |X| Past performance is not a reliable indicator of future performance.

                    |X| ALL mutual funds have costs that lower investment return.

                    |X| You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

                    |X| Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES

The Fund pursues its investment objective by investing all of its assets in a portfolio of the Trust, a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.


The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:


Strategist Emerging Markets Fund

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (the Advisor), to the board members and officers of the Advisor or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.


o    Issue senior securities, except as permitted under the 1940 Act.


Strategist World Growth Fund

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to the Advisor, to the board members and officers of the Advisor or to its own board members and officers.


o    Lend Fund securities in excess of 30% of its net assets.


o    Issue senior securities, except as permitted under the 1940 Act.


Strategist World Income Fund

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means no more than 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to the Advisor, to the board members and officers of the Advisor or to its own board members and officers.


o    Lend Fund securities in excess of 30% of its net assets.


o    Issue senior securities, except as permitted under the 1940 Act.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk these practices are left to the investment manager's sole discretion.

Investment strategies & types of investments:            Allowable for
                                                           the Fund?
---------------------------------------------------------- ---------- ----------
                                                Strategist Strategist Strategist
                                                Emerging   World      World
                                                Markets    Growth     Income
---------------------------------------------------------- ---------- ----------
Agency and Government Securities                   yes        yes        yes
---------------------------------------------------------- ---------- ----------
Borrowing                                          yes        yes        yes
---------------------------------------------------------- ---------- ----------
Cash/Money Market Instruments                      yes        yes        yes
---------------------------------------------------------- ---------- ----------
Collateralized Bond Obligations                    yes        yes        yes
---------------------------------------------------------- ---------- ----------
Commercial Paper                                   yes        yes        yes
---------------------------------------------------------- ---------- ----------
Common Stock                                       yes        yes        yes
---------------------------------------------------------- ---------- ----------
Convertible Securities                             yes        yes        yes
---------------------------------------------------------- ---------- ----------
Corporate Bonds                                    yes        yes        yes
---------------------------------------------------------- ---------- ----------
Debt Obligations                                   yes        yes        yes
---------------------------------------------------------- ---------- ----------
Depositary Receipts                                yes        yes        yes
---------------------------------------------------------- ---------- ----------
Derivative Instruments                             yes        yes        yes
---------------------------------------------------------- ---------- ----------
Foreign Currency Transactions                      yes        yes        yes
---------------------------------------------------------- ---------- ----------
Foreign Securities                                 yes        yes        yes
---------------------------------------------------------- ---------- ----------
High-Yield (High-Risk) Securities (Junk Bonds)     yes        yes        yes
---------------------------------------------------------- ---------- ----------
Illiquid and Restricted Securities                 yes        yes        yes
---------------------------------------------------------- ---------- ----------
Indexed Securities                                 yes        yes        yes
---------------------------------------------------------- ---------- ----------
Inverse Floaters                                   no         no         yes
---------------------------------------------------------- ---------- ----------
Investment Companies                               yes        yes        yes
---------------------------------------------------------- ---------- ----------
Lending of Portfolio Securities                    yes        yes        yes
---------------------------------------------------------- ---------- ----------
Loan Participations                                yes        yes        yes
---------------------------------------------------------- ---------- ----------
Mortgage- and Asset-Backed Securities              yes        yes        yes
---------------------------------------------------------- ---------- ----------
Mortgage Dollar Rolls                              no         no         yes
---------------------------------------------------------- ---------- ----------
Municipal Obligations                              yes        yes        yes
---------------------------------------------------------- ---------- ----------
Preferred Stock                                    yes        yes        yes
---------------------------------------------------------- ---------- ----------
Real Estate Investment Trusts                      yes        yes        yes
---------------------------------------------------------- ---------- ----------
Repurchase Agreements                              yes        yes        yes
---------------------------------------------------------- ---------- ----------
Reverse Repurchase Agreements                      yes        yes        yes
---------------------------------------------------------- ---------- ----------
Short Sales                                        no         no         no
---------------------------------------------------------- ---------- ----------
Sovereign Debt                                     yes        yes        yes
---------------------------------------------------------- ---------- ----------
Structured Products                                yes        yes        yes
---------------------------------------------------------- ---------- ----------
Variable- or Floating-Rate Securities              yes        yes        yes
---------------------------------------------------------- ---------- ----------
Warrants                                           yes        yes        yes
---------------------------------------------------------- ---------- ----------
When-Issued Securities                             yes        yes        yes
---------------------------------------------------------- ---------- ----------
Zero-Coupon, Step-Coupon, and
  Pay-in-Kind Securities                           yes        yes        yes
---------------------------------------------------------- ---------- ----------

The following are guidelines that may be changed by the board at any time:

For Strategist Emerging Markets:

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in emerging market equity securities of at least three different countries.

o    The Fund may invest up to 20% of its net assets in bonds.

o The Fund may invest up to 10% of its net assets in bonds rated below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.


o    The Fund will not invest in a company to control or manage it.


For Strategist World Growth:

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in common stocks and convertible securities of companies in at least three different countries.

o    The Fund may invest up to 20% of its net assets in bonds.

o The Fund will not invest more than 5% of its net assets in bonds below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.


o    The Fund will not invest in a company to control or manage it.

For Strategist World Income:

o Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt securities including money market instruments of issuers located in at least three different countries.

o The Fund may not purchase debt securities rated lower than B by Moody's Investors Service Inc. or the equivalent.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.


o    The Fund will not invest in a company to control or manage it.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS


The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."


Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.


Credit Risk


The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk


The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations


Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)


All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts


Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments


Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.


         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.


The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.


When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.


Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

         Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

         Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.


One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

         Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


         Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred on futures contracts and on underlying securities identified as hedged positions and require recognition of unrealized gain.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

         Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities.
There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.


Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.


(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.


As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.


The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities and Domestic Companies with Foreign Operations


Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.


To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities


The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls


Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations


Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."


General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements


The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales


With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a future date. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "Short Sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities


These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS


Subject to policies set by the board, the Advisor is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the Advisor has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, the Advisor may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Advisor has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing the Advisor to do so to the extent authorized by law, if the Advisor determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the Advisor's overall responsibilities with respect to the portfolios advised by the Advisor.

Research provided by brokers supplements the Advisor's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The Advisor has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

Normally, a Fund's securities are traded on a principal rather than an agency basis. In other words, the Advisor will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The Advisor does not pay the dealer commissions. Instead the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the Advisor must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the Advisor to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the Advisor, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the Advisor, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. The Advisor has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the Advisor believes it may obtain better overall execution. the Advisor has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the Advisor in providing advice to all the trusts in the Preferred Master Trust Group, their corresponding funds and other accounts advised by the Advisor, even though it is not possible to relate the benefits to any particular fund, portfolio or account.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by the Advisor or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, the Advisor carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On  a  periodic  basis,  the  Advisor  makes  a  comprehensive   review  of  the
broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


For fiscal years noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.


             Emerging Markets        World Growth              World Income
Oct. 31      Portfolio               Portfolio                 Portfolio
1999         $2,485,641              $5,482,008                 $  15,524


1998          9,338,172               3,420,465                     4,200

1997          1,458,233               8,099,200                 1,457,733


No transactions were directed to brokers because of research services they provided to each Fund except for the affiliates as noted below.


As of the end of the most recent fiscal year, Emerging Markets Portfolio held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

As of the end of the most recent fiscal year, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                     Value of Securities
                Fund        Name of Issuer           owned at End of Fiscal Year
                ----       --------------            ---------------------------
World Growth Portfolio      Bank of America              $16,494,163
                            Goldman Sachs Group            9,517,550
                            Merrill Lynch                  1,194,357

World Income Portfolio      Salomon Smith Barney          10,147,570

The portfolio turnover rates for the two most recent fiscal years were as follows:



               Emerging Markets      World Growth           World Income
Oct. 31             Portfolio         Portfolio              Portfolio
1999                 143%                 83%                  48%


1998                 108                  80                   27


Higher turnover rates may result in higher brokerage expenses. The variation in turnover rates can be attributed primarily to a rising market for emerging markets securities combined with Y2K-related volatility.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE ADVISOR

Affiliates of American Express Company (of which the Advisor is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. The Advisor will use an American Express affiliate only if (i) the Advisor determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with the Advisor for the three most recent fiscal years for Emerging Markets Portfolio and World Income Portfolio. Information about brokerage commissions paid by World Growth Portfolio for the last three fiscal years to brokers affiliated with the Advisor is contained in the following table:

                                       As of the end of Fiscal Year

                                                                 1999                         1998          1997


                                              ------------------------------------------  ------------  -------------

                                                                           Percent of
                   ---------  --------------  ------------  -------------  Aggregate      ------------  -------------
                                                                           Dollar
                                              Aggregate                    Amount of      Aggregate     Aggregate
                                              Dollar        Percent of     Transactions   Dollar        Dollar
                                              amount of     Aggregate      Involving      Amount of     Amount of
                                              Commissions   Brokerage      Payment of     Commissions   Commissions
                              Nature of       Paid to       Commissions    Commissions    Paid to       Paid to
Fund               Broker     Affiliation     Broker                                      Broker        Broker
------------      --------   ------------     -----------   -----------    ------------   -----------   -----------
World Growth           +            *         None          None           None           None          $61,457

+ American Enterprise Investment Services Inc.
* Wholly-owned subsidiary of the Advisor


PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)n = ERV

where:           P =  a hypothetical initial payment of $1,000
                 T =  average annual total return
                 n =  number of years
               ERV    =  ending  redeemable  value  of  a  hypothetical   $1,000
                      payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                     -------
                                        P

where:           P =  a hypothetical initial payment of $1,000
               ERV    =  ending  redeemable  value  of  a  hypothetical   $1,000
                      payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

ANNUALIZED YIELD

The Fund may calculate an annualized yield by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                               Yield = 2[(a-b + 1)6 - 1]
                                          ---
                                          cd


where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
        d  =  the maximum offering price per share on the last day of the period

The Fund's annualized yield was 5.65% for World Income Fund for the 30-day period ended Oct. 30, 1999.


The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the corresponding Portfolio's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to Fund shareholders are reflected in the distribution yield.

Distribution yield

Distribution yield is calculated according to the following formula:

                                    D  divided by  POP(F)  equals DY
                                   ---             -----
                                   30               30

where:      D =  sum of dividends for 30-day period
          POP =  sum of public offering price for 30-day period
            F = annualizing factor DY = distribution yield


The Fund's distribution yield was 4.32% for World Income Fund for the 30-day period ended Oct. 30, 1999.

On May 13, 1996, AXP Global Growth Fund and AXP Global Bond Fund (the American Express funds), two open-end investment companies managed by the Advisor, transferred all of their respective assets to World Growth Portfolio and World Income Portfolio, respectively, in exchange for units of the Portfolios. Also on May 13, 1996, World Growth Fund and World Income Fund transferred all of their respective assets to the corresponding Portfolio of the Trust in connection with the commencement of their operations.

On March 20, 1995, the American Express funds converted to a multiple class structure pursuant to which three classes of shares are offered: Class A, Class B and Class Y. Prior to July 1, 1999, Class A shares were sold with a 5% sales charge, a 0.175% service fee and no 12b-1 fee. Effective July 1, 1999, Class A shares are sold with a 5% sales charge and a 12b-1 fee of up to 0.25%. Performance for periods prior to May 13, 1996 is based on the performance of the corresponding American Express fund adjusted for differences in sales charges. For the period from March 20, 1995 to May 13, 1996, performance is based on the performance of Class A shares of the corresponding American Express fund. The historical performance for these periods has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the American Express fund.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.


VALUING FUND SHARES



As of the end of the most recent fiscal year, the computations looked like this:

                                                                       Net asset
                    Net assets                 Shares                  value of
Fund                                           outstanding             one share
------------------- ----------- ------------ -------------- -------- -----------
Emerging Markets     $628,794    divided by    150,064        Equals   $  4.19

World Growth          901,903                   87,092                   10.36
World Income          623,457                  106,213                    5.87


In determining net assets before shareholder transactions, the securities held by the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

SELLING SHARES


You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.


During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of the Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRAs and other retirement plans). In any event, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the accounts to at least $1,000.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of that Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Rejection of Business

The Fund reserves the right to reject any business, in its sole discretion.

CAPITAL LOSS CARRYOVER


For federal income tax purposes, the Emerging Markets and World Income had total capital loss carryovers of $199,302 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

Fund                                        2006                       2007
----                                        ----                       ----
Emerging Markets                            $198,739
World Income                                                           $563


It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.]

TAXES

You may be able to defer taxes on current income from a Fund by investing through an IRA 401(k) plan account or other qualified retirement account. If you move all or part of a non-qualified investment in a Fund to a qualified account, this type of exchange is considered a redemption of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, the following percentage of the Fund's net investment income dividends qualified for the corporate deduction:


Emerging Markets                                   None
World Growth                                       10.85%
World Income                                       None



The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.


Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.


Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, the Advisor, subject to the policies set by the board, provides investment management services.

For its services, the Advisor is paid a fee based on the following schedule. Each Fund pays its proportionate share of the fee.

           Emerging Markets                             World Growth

     Assets         Annual rate at              Assets         Annual rate at
   (billions)      each asset level           (billions)      each asset level
  First   $0.25         1.10%                 First   $0.25       0.800%
  Next     0.25         1.08                  Next     0.25       0.775
  Next     0.25         1.06                  Next     0.25       0.750
  Next     0.25         1.04                  Next     0.25       0.725
  Next     1.00         1.02                  Next     1.00       0.700
  Over     2.00         1.00                  Over     2.00       0.675


               World Income

     Assets                  Annual rate at
   (billions)               each asset level
   ----------               ----------------
  First   $0.25                  0.770%
  Next     0.25                  0.745
  Next     0.25                  0.720
  Next     0.25                  0.695
  Over     1.00                  0.670


On the last day of the most recent fiscal year, the daily rates applied to the Funds' net assets on an annual basis were equal to 1.09% for Emerging Markets, 0.736% for World Growth and 0.740% for World Income. The fee is calculated for each calendar day on the basis of net assets as the close of business two days prior to the day for which the calculation is made. The Advisor has agreed to certain fee waivers and expense reimbursements as discussed in the Fund's prospectus.

Before the fee based on the asset charge is paid for a Emerging Markets and World Growth, it is increased or decreased based on investment performance compared to Lipper Emerging Markets Income Fund Index for Emerging Markets and Lipper Global Fund Index for World Growth. Solely for purposes of calculating the performance incentive adjustment, the Index is compared to the performance of Class A shares of another fund that invests in the Portfolio (the comparison fund). For Emerging Markets, the comparison fund is AXP Emerging Markets Fund. For World Growth, the comparison fund is AXP Global Growth Fund. The adjustment, determined monthly, will be calculated using the percentage point difference between the change in the net asset value of one share of the comparison fund and the change in the Index. The performance of the comparison fund is measured by computing the percentage difference between the opening and closing net asset value of one share, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions which are treated as reinvested at the end of the month during which the distribution was made. The performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index), which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the calculation to help assure that incentive adjustments are attributable to the Advisor's management abilities rather than random fluctuations and the result multiplied by 0.01%. That number will be multiplied times the average net assets for the comparison period and then divided by the number of months in the comparison period to determine the monthly adjustment.

Where the comparison fund performance exceeds that of the Index, the base fee will be increased. Where the performance of the Index exceeds the performance of the comparison fund, the base fee will be decreased. The maximum monthly increase or decrease will be 0.12% of average net assets on an annual basis.

The 12 month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

The management fee is paid monthly. For fiscal years noted below, each Portfolio paid the following management fees. The amounts are allocated among the Funds investing in the Portfolios.


Oct. 31,          Emerging Markets       World Growth         World Income
---------         ----------------       ------------         ------------
1999              $3,716,803             $11,563,612          $6,861,563
1998               4,047,093                9,358,529          7,213,154
1997               1,970,475                8,978,698          6,721,234

Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. For fiscal years noted below, each Fund and corresponding Portfolio paid the following nonadvisory expenses. All fees are net of earnings credits.

Oct. 31,             Emerging Markets       World Growth         World Income
---------            ----------------       ------------         ------------
1999                 $683,504               $686,103             $343,859
1998                  791,044                687,805              342,247
1997                  195,628                937,490              298,501


Sub-Investment Adviser:

American Express Asset Management International Inc. (Sub-Adviser), a wholly-owned subsidiary of AEFC located at IDS Tower 10, Minneapolis, MN #55440-0010 sub-advises the assets in the Emerging Markets Portfolio and World Growth Portfolio. Sub-Adviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under an Investment Advisory Agreement with AEFC.


Administrative Services Agreement

The Fund has an Administrative  Services Agreement with the Advisor.  Under this
agreement,   each  Fund  pays  the  Advisor  for  providing  administration  and accounting services. The fee is calculated as follows:

        Emerging Markets Fund                         World Growth Fund

     Assets            Annual rate at           Assets           Annual rate at
   (billions)         each asset level        (billions)        each asset level
  First   $0.25            0.10%              First   $0.25         0.060%
  Next     0.25            0.09               Next     0.25         0.055
  Next     0.25            0.08               Next     0.25         0.050
  Next     0.25            0.07               Next     0.25         0.045
  Next     1.00            0.06               Next     1.00         0.040
  Over     2.00            0.05               Over     2.00         0.035


             World Income Fund

     Assets                  Annual rate at
   (billions)               each asset level
   ----------               ----------------
  First   $0.25                  0.060%
  Next     0.25                  0.055
  Next     0.25                  0.050
  Next     0.25                  0.045
  Over     1.00                  0.040

On the last day of the most recent fiscal year, the daily rates applied to the Funds' net assets on an annual basis were equal to 0.10% for Emerging Markets, 0.06% for World Growth and 0.06 for World Income.


For fiscal year noted below each Fund paid the following administrative fees.


Oct. 31,         Emerging Markets      World Growth          World Income
1999             $545                  $505                  $383
1998              574                   425                    374
1997              629                   357                    343


Under the agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and expenses properly payable by the Fund approved by the board.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Funds' shares. The fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $20 per year for Emerging Markets and World Growth and $25 per year for World Income and dividing by the number of days in the year. The fees paid to AECSC may be changed by the board without shareholder approval.

Distribution Agreement



American Express Financial Advisors Inc. (Distributor) is the Fund's principal underwriter. The Fund's shares are offered on a continuous basis.

Under a prior agreement, the Fund paid a fee to help defray the costs of distribution and servicing under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund paid a fee at an annual rate of 0.25% of the Fund's average daily net assets. For the most recent fiscal year, the Funds paid fees of $1,245 for Emerging Markets Fund, $1,940 for World Growth Fund and $1,474 for World Income Fund. These costs covered almost all aspects of distributing shares of the Funds.


Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian has entered into a sub-custodian agreement with Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


ORGANIZATIONAL INFORMATION

The Fund is an open-end management investment company. The Fund headquarters are at P.O. Box 59196, Minneapolis, MN 55459-0196.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

Fund History Table for All Publicly Offered Funds in the Strategist Fund Group

                                          Date of      Form of     Inception    State of      Fiscal     Diversified
                                        Organization Organization    Date      Organization  Year End
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Growth Fund, Inc.              9/1/95     Corporation                   MN
   Strategist Growth Fund                                           5/13/96                    7/31          Yes
   Strategist Growth Trends Fund                                    5/13/96                    7/31          Yes
   Strategist Special Growth Fund                                   8/19/96                    7/31          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Growth & Income Fund, Inc.     9/1/95     Corporation                   MN
   Strategist Balanced Fund                                         5/13/96                    9/30          Yes
   Strategist Equity Fund                                           5/13/96                    9/30          Yes
   Strategist Equity Income Fund                                    5/13/96                    9/30          Yes
   Strategist Total Return Fund                                     5/13/96                    9/30          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Income Fund, Inc.              5/25/95    Corporation                   MN
   Strategist Government Income Fund                                6/10/96                    5/31          Yes
   Strategist High Yield Fund                                       6/10/96                    5/31          Yes
   Strategist Quality Income Fund                                   6/10/96                    5/31          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Tax-Free Income Fund, Inc.     9/1/95     Corporation                   MN
   Strategist Tax-Free High Yield Fund                              5/13/96                    11/30         Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist World Fund, Inc.               9/1/95     Corporation                   MN
   Strategist Emerging Markets Fund                                11/13/96                    10/31         Yes
   Strategist World Growth Fund                                     5/13/96                    10/31         Yes
   Strategist World Income Fund                                     5/13/96                    10/31         No
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------

BOARD MEMBERS AND OFFICERS

DIRECTORS OF STRATEGIST FUND GROUP

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members who are board members of all 15 funds in the Strategist Fund Group.

Rodney P. Burwell
Born in 1939
Xerxes Corporation
7901 Xerxes Ave. S.
Minneapolis, MN


Chairman, Xerxes Corporation (fiberglass storage tanks). Director, Fairview Corporation.


Jean B. Keffeler
Born in 1945
3424 Zenith Avenue South
Minneapolis, MN


Independent management consultant. Director, National Computer Systems.

Thomas R. McBurney
Born in 1938
McBurney Management Advisors
1700 Foshay Tower
821 Marquette Ave.
Minneapolis, MN


President, McBurney Management Advisors. Director, The Valspar Corporation (paints), Wenger Corporation, Allina, Space Center Enterprises and Greenspring Corporation.

James A. Mitchell*
Born in 1941
2900 IDS Tower
Minneapolis, MN


President of all funds in the Strategist Fund Group. Chairman of the board, IDS Life Insurance Company.

John R. Thomas*
Born in 1937
2900 IDS Tower
Minneapolis, MN

Vice president of all funds in the Strategist Fund Group. President and board member of the American Express funds. Senior vice president of the Advisor.


*Interested person of the Company by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

In addition to Mr. Mitchell, who is president, and Mr. Thomas, who is vice president, the Fund's other officers are:

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN


Treasurer of all funds in the Strategist Fund Group. Vice president - investment accounting of the Advisor.

Eileen J. Newhouse
Born in 1955
IDS Tower 10
Minneapolis, MN

Secretary of all funds in the Strategist Fund Group. Counsel of the Advisor.

Trustees of the Preferred Master Trust Group


The following is a list of the Trust's board members. They serve 15 Master Trust portfolios and 53 American Express funds.

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.


Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and chief executive officer of the Trust. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.


William H. Dudley'**
Born in 1932
2900 IDS Tower
Minneapolis, MN


Senior advisor to the chief executive officer of the Advisor.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN


President, chief executive officer and director of the Advisor.


Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).


Anne P. Jones+
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).


William R. Pearce'
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, Board Services Corporation.

Alan K. Simpson+
Born in 1931
1201 Sunshine Ave.
Cody, WY

Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power) and Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN


Senior vice president of the Advisor.

C. Angus Wurtele+'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Trust. **Interested person by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr. Thomas, who is president, the Trust's other officers are:


Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Trust.

Officers who also are officers and employees of the Advisor:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director   and  senior  vice   president-investments   of  the   Advisor.   Vice
president-investments for the Trust.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of the Advisor.  Vice president
- fixed income investments for the Trust.


John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice president - investment accounting of the Advisor. Treasurer for the Trust.

COMPENSATION FOR BOARD MEMBERS

Compensation for Fund Board Members


During the most recent fiscal year, the independent members of the Fund board, for attending up to four meetings, received the following compensation:


                                Compensation Table
                            for Emerging Markets Fund
                                                         Total cash compensation
                          Aggregate                            from the
Board member              compensation from the Fund     Strategist Fund Group


Rodney P. Burwell          $267                            $18,000
Jean B. Keffeler            267                             18,000
Thomas R. McBurney          267                             18,000



                                Compensation Table
                              for World Growth Fund
                                                         Total cash compensation
                          Aggregate                            from the
Board member              compensation from the Fund     Strategist Fund Group


Rodney P. Burwell          $267                            $18,000
Jean B. Keffeler            267                             18,000
Thomas R. McBurney          267                             18,000



                                Compensation Table
                              for World Income Fund
                                                       Total cash compensation
                          Aggregate                          from the
Board member              compensation from the Fund   Strategist Fund Group


Rodney P. Burwell          $267                            $18,000
Jean B. Keffeler            267                             18,000
Thomas R. McBurney          267                             18,000



As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of the Fund.

Compensation for Portfolio Board Members


During the most recent fiscal year, the independent members of the board for Emerging Markets Portfolio, World Growth Portfolio and World Income Portfolio, for attending up to 27 meetings, received the following compensation:

                         Compensation Table
                   for Emerging Markets Portfolio

                                                    Total cash compensation
                                Aggregate           from the Preferred Master
                                Compensation from   Trust Group and
Board member                    the Portfolio       American Express Funds


H. Brewster Atwater, Jr.         $1,250                     $119,650

Lynne V. Cheney                     907                      102,100

Heinz F. Hutter                     950                      101,600

Anne P. Jones                     1,007                      108,000

William R. Pearce                   608                       62,650

Alan K. Simpson                     907                      102,100


C. Angus Wurtele                  1,375                      127,150



                         Compensation Table
                     for World Growth Portfolio

                                                     Total cash compensation
                                Aggregate            from the Preferred Master
                                Compensation from    Trust Group and
Board member                    the Portfolio        American Express Funds


H. Brewster Atwater, Jr.         $1,633                     $119,650

Lynne V. Cheney                   1,317                      102,100

Heinz F. Hutter                   1,333                      101,600

Anne P. Jones                     1,416                      108,000

William R. Pearce                   842                       62,650

Alan K. Simpson                   1,317                      102,100

C. Angus Wurtele                  1,758                      127,150




                      Compensation Table
                  for World Income Portfolio

                                                     Total cash compensation
                                Aggregate            from the Preferred Master
                                Compensation from    Trust Group and
Board member                    the Portfolio        American Express Funds


H. Brewster Atwater, Jr.         $1,467                     $119,650

Lynne V. Cheney                   1,139                      102,100

Heinz F. Hutter                   1,167                      101,600

Anne P. Jones                     1,240                      108,000

William R. Pearce                   725                       62,650

Alan K. Simpson                   1,139                      102,100

C. Angus Wurtele                  1,592                      127,150



INDEPENDENT AUDITORS


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                               APPENDIX

                        DESCRIPTION OF RATINGS


                     Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                     Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                             SHORT-TERM RATINGS

                 Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                    Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                        Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
         Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                               Moody's & S&P's
                       Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

                     STATEMENT OF ADDITIONAL INFORMATION

                                     FOR

                         STRATEGIST WORLD FUND, INC.

                        STRATEGIST WORLD TECHNOLOGIES

(singularly and collectively with the corresponding portfolio of World Trust (the Trust) and the Trust, where the context requires, referred to as the "Fund")


                               Dec. 30, 1999


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained by calling American Express Financial Direct, 800-AXP-SERV (TTY: 800-710-5260) or by writing to P.O. Box 59196, Minneapolis, MN 55459-0196.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Strategist World Technologies Fund
sec-spec\mstrfeed\stratgst\world\worldtec\99stmt.rft

                                            TABLE OF CONTENTS


Mutual Fund Checklist.............................................p.3
Fundamental Investment Policies...................................p.5
Investment Strategies and Types of Investments....................p.6
Information Regarding Risks and Investment Strategies.............p.8
Security Transactions............................................p.29
Brokerage Commissions Paid to Brokers Affiliated
  with the Adviser...............................................p.31
Performance Information..........................................p.32
Valuing Fund Shares..............................................p.33
Selling Shares...................................................p.34
Taxes............................................................p.34
Agreements.......................................................p.36
Organizational Information.......................................p.38
Board Members and Officers.......................................p.39
Compensation for Board Members...................................p.43
Independent Auditors.............................................p.43
Appendix:  Description of Ratings................................p.44

MUTUAL FUND CHECKLIST

                    |X| Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

                    |X| Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

                    |X| A higher rate of return typically involves a higher risk of loss.

                    |X| Past performance is not a reliable indicator of future performance.

                    |X| ALL mutual funds have costs that lower investment return.

                    |X| You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

                    |X| Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)
The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES

The Fund pursues its investment objective by investing all of its assets in a portfolio of the Trust, a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o    Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (the Advisor), to the board members and officers of the Advisor or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.


o    Issue senior securities, except as permitted under the 1940 Act.


Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


Investment strategies & types of investments:          Strategist World
                                                         Technologies
                                                    Allowable for the Fund?
-----------------------------------------------------------------------------
Agency and Government Securities                              yes
-----------------------------------------------------------------------------
Borrowing                                                     yes
-----------------------------------------------------------------------------
Cash/Money Market Instruments                                 yes
-----------------------------------------------------------------------------
Collateralized Bond Obligations                               yes
-----------------------------------------------------------------------------
Commercial Paper                                              yes
-----------------------------------------------------------------------------
Common Stock                                                  yes
-----------------------------------------------------------------------------
Convertible Securities                                        yes
-----------------------------------------------------------------------------
Corporate Bonds                                               yes
-----------------------------------------------------------------------------
Debt Obligations                                              yes
-----------------------------------------------------------------------------
Depositary Receipts                                           yes
-----------------------------------------------------------------------------
Derivative Instruments                                        yes
-----------------------------------------------------------------------------
Foreign Currency Transactions                                 yes
-----------------------------------------------------------------------------
Foreign Securities                                            yes
-----------------------------------------------------------------------------
High-Yield (High-Risk) Securities (Junk Bonds)                yes
-----------------------------------------------------------------------------
Illiquid and Restricted Securities                            yes
-----------------------------------------------------------------------------
Indexed Securities                                            yes
-----------------------------------------------------------------------------
Inverse Floaters                                              no
-----------------------------------------------------------------------------
Investment Companies                                          yes
-----------------------------------------------------------------------------
Lending of Portfolio Securities                               yes
-----------------------------------------------------------------------------
Loan Participations                                           yes
-----------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities                         yes
-----------------------------------------------------------------------------
Mortgage Dollar Rolls                                         no
-----------------------------------------------------------------------------
Municipal Obligations                                         yes
-----------------------------------------------------------------------------
Preferred Stock                                               yes
-----------------------------------------------------------------------------
Real Estate Investment Trusts                                 yes
-----------------------------------------------------------------------------
Repurchase Agreements                                         yes
-----------------------------------------------------------------------------
Reverse Repurchase Agreements                                 yes
-----------------------------------------------------------------------------
Short Sales                                                   no
-----------------------------------------------------------------------------
Sovereign Debt                                                yes
-----------------------------------------------------------------------------
Structured Products                                           yes
-----------------------------------------------------------------------------
Variable- or Floating-Rate Securities                         yes
-----------------------------------------------------------------------------
Warrants                                                      yes
-----------------------------------------------------------------------------
When-Issued Securities                                        yes
-----------------------------------------------------------------------------
Zero-Coupon, Step-Coupon,
  and Pay-in-Kind Securities                                  yes
-----------------------------------------------------------------------------

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in companies in the information technology sector.

o    The Fund may invest up to 20% of its net assets in bonds.

o The Fund will not invest more than 5% of its net assets in bonds below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS


The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."


Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk


Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.


Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)


All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts


Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments


Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.


Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.


One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

         Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.


Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.


One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

         Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


         Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred on futures contracts and on underlying securities identified as hedged positions and require recognition of unrealized gain.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

         Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to sell currencies. It also may buy put options and write covered call options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.


Foreign Securities and Domestic Companies with Foreign Operations

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.


To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities


The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations


Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."


General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales


With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a future date. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities


These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS

Subject to policies set by the board, the Advisor is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the Advisor has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, the Advisor may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.


The Advisor has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing the Advisor to do so to the extent authorized by law, if the Advisor determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the Advisor's overall responsibilities with respect to the portfolios advised by the Advisor.

Research provided by brokers supplements the Advisor's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The Advisor has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

Normally, a Fund's securities are traded on a principal rather than an agency basis. In other words, the Advisor will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The Advisor does not pay the dealer commissions. Instead the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the Advisor must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the Advisor to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the Advisor, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the Advisor, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. The Advisor has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the Advisor believes it may obtain better overall execution. the Advisor has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the Advisor in providing advice to all the trusts in the Preferred Master Trust Group, their corresponding funds and other accounts advised by the Advisor, even though it is not possible to relate the benefits to any particular fund, portfolio or account.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by the Advisor or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, the Advisor carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On  a  periodic  basis,  the  Advisor  makes  a  comprehensive   review  of  the
broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

The Fund paid total brokerage commissions of $5,135 for fiscal year ended Oct. 31, 1999, $9,329 for fiscal year 1998, and none for fiscal year 1997. Substantially all firms through whom transactions were executed provide research services.


No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.


The portfolio turnover rate was 113% in the most recent fiscal year, and 200% in the year before. Higher turnover rates may result in higher brokerage expenses.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE ADVISOR

Affiliates of American Express Company (of which the Advisor is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. The Advisor will use an American Express affiliate only if (i) the Advisor determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


Information about brokerage commissions paid by the Fund for the last three fiscal years to brokers affiliated with the Advisor is contained in the following table:

                                       As of the end of Fiscal Year


                                                                 1999                         1998          1997

                                              ------------------------------------------  ------------  -----------

                                                                           Percent of
                                                                           Aggregate
                                                                           Dollar
                                              Aggregate                    Amount of      Aggregate     Aggregate
                                              Dollar        Percent of     Transactions   Dollar        Dollar
                                              amount of     Aggregate      Involving      Amount of     Amount of
                                              Commissions   Brokerage      Payment of     Commissions   Commissions
                              Nature of       Paid to       Commissions    Commissions    Paid to       Paid to
Fund            Broker        Affiliation     Broker                                      Broker        Broker
------------    -----------   -------------   -----------   -----------    ------------   -----------   -----------
World           American       Wholly-owned     None           None          None           $45           None
Technologies    Enterprise      subsidiary
                Investment        of the
                Services         Advisor
                Inc.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)n = ERV

where:           P =  a hypothetical initial payment of $1,000
                 T =  average annual total return
                 n =  number of years
               ERV    =  ending  redeemable  value  of  a  hypothetical   $1,000
                      payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                      ERV - P
                                     ---------
                                         P

where:           P =  a hypothetical initial payment of $1,000
               ERV    =  ending  redeemable  value  of  a  hypothetical   $1,000
                      payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

VALUING FUND SHARES


As of the end of the most recent fiscal year, the computations looked like this:

                                                                                             Net asset value
Fund                    Net assets                       Shares                              of one share
                                                         outstanding
-------------------- ----------------- ----------------- ----------------- ----------------- -----------------
World Technologies      $1,121,205        divided by         100,000            equals           $11.21


In determining net assets before shareholder transactions, the securities held by the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of the Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRAs and other retirement plans). In any event, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the accounts to at least $1,000.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of that Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Rejection of Business

The Fund reserves the right to reject any business, in its sole discretion.


TAXES

You may be able to defer taxes on current income from a Fund by investing through an IRA 401(k) plan account or other qualified retirement account. If you move all or part of a non-qualified investment in a Fund to a qualified account, this type of exchange is considered a redemption of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 0.20% of the Fund's net investment income dividends qualified for the corporate deduction.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.


Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.


Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, the Advisor, subject to the policies set by the board, provides investment management services.

For its services, the Advisor is paid a fee based on the following schedule. The Fund pays its proportionate share of the fee.

             World Technologies Portfolio

          Assets                  Annual rate at
        (billions)               each asset level
        ----------               ----------------
       First   $0.25                  0.720%
       Next     0.25                  0.695
       Next     0.25                  0.670
       Next     0.25                  0.645
       Next     1.00                  0.620
       Over     2.00                  0.595

On the last day of the most recent fiscal year, the daily rates applied to the Fund's net assets on an annual basis were equal to 0.720% for the Fund. The fee is calculated for each calendar day on the basis of net assets at the close of business two days prior to the day for which the calculation is made.


The management fee is paid monthly. For fiscal years noted below, the Portfolio paid the following management fees. The amount is allocated among the funds.

Oct. 31,                        World Technologies
1999                                 $ 48,655
1998                                   32,945
1997                                   27,140


Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending portfolio securities; and expenses properly payable by the Fund, approved by the board. For fiscal years noted below, the Fund and corresponding Portfolio paid the following nonadvisory expenses. All fees are net of earnings credits.


Oct. 31,                        World Technologies
1999                                 $ 24,977
1998                                   34,384
1997                                   19,299


Administrative Services Agreement

The Fund has an Administrative Services Agreement with the Advisor. Under this agreement, the Fund pays the Advisor for providing administration and accounting services. The fee is calculated as follows:

               World Technologies Fund

          Assets                  Annual rate at
        (billions)               each asset level
        ----------               ----------------
       First   $0.25                  0.060%
       Next     0.25                  0.055
       Next     0.25                  0.050
       Next     0.25                  0.045
       Next     1.00                  0.040
       Over     2.00                  0.035


On the last day of the most recent fiscal year, the daily rates applied to the Fund's net assets on an annual basis were equal to 0.060%. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $504 for fiscal year 1999, $341 for fiscal year 1998 and $178 for fiscal period 1997.


Under the agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and expenses properly payable by the Fund approved by the board.

TRANSFER AGENCY AGREEMENT

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. The fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $20 per year and dividing by the number of days in the year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. (Distributor) is the Fund's principal underwriter. The Fund's shares are offered on a continuous basis.

Under a prior agreement, the Fund paid a fee to help defray the costs of distribution and servicing under a Plan and Agreement of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund paid a fee at an annual rate of 0.25 of the Fund's average daily net assets. For the most recent fiscal year, the Fund paid fees of $1,900. These costs covered almost all aspects of distributing shares of the Fund.

Part of the sales charge may be paid to selling dealers who have agreements with AEFA. AEFA will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian has entered into a sub-custodian agreement with Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


ORGANIZATIONAL INFORMATION

The Fund is an open-end management investment company. The Fund headquarters are at P.O. Box 59196, Minneapolis, MN 55459-0196.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


Fund History Table for All Publicly Offered Funds in the Strategist Fund Group

                                          Date of      Form of     Inception    State of      Fiscal     Diversified
                                        Organization Organization    Date      Organization  Year End
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Growth Fund, Inc.              9/1/95     Corporation                   MN
   Strategist Growth Fund                                           5/13/96                    7/31          Yes
   Strategist Growth Trends Fund                                    5/13/96                    7/31          Yes
   Strategist Special Growth Fund                                   8/19/96                    7/31          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Growth & Income Fund, Inc.     9/1/95     Corporation                   MN
   Strategist Balanced Fund                                         5/13/96                    9/30          Yes
   Strategist Equity Fund                                           5/13/96                    9/30          Yes
   Strategist Equity Income Fund                                    5/13/96                    9/30          Yes
   Strategist Total Return Fund                                     5/13/96                    9/30          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Income Fund, Inc.              5/25/95    Corporation                   MN
   Strategist Government Income Fund                                6/10/96                    5/31          Yes
   Strategist High Yield Fund                                       6/10/96                    5/31          Yes
   Strategist Quality Income Fund                                   6/10/96                    5/31          Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist Tax-Free Income Fund, Inc.     9/1/95     Corporation                   MN
   Strategist Tax-Free High Yield Fund                              5/13/96                    11/30         Yes
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------
Strategist World Fund, Inc.               9/1/95     Corporation                   MN
   Strategist Emerging Markets Fund                                11/13/96                    10/31         Yes
   Strategist World Growth Fund                                     5/13/96                    10/31         Yes
   Strategist World Income Fund                                     5/13/96                    10/31         No
--------------------------------------- ------------ ------------ ------------ ------------ ------------ ------------

BOARD MEMBERS AND OFFICERS

Directors of Strategist Fund Group

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members who are board members of all 15 funds in the Strategist Fund Group.

Rodney P. Burwell
Born in 1939
Xerxes Corporation
7901 Xerxes Ave. S.
Minneapolis, MN

Chairman, Xerxes Corporation (fiberglass storage tanks). Director, Fairview Corporation.

Jean B. Keffeler
Born in 1945
3424 Zenith Avenue South
Minneapolis, MN

Independent management consultant. Director, National Computer Systems.



Thomas R. McBurney
Born in 1938
McBurney Management Advisors
1700 Foshay Tower
821 Marquette Ave.
Minneapolis, MN


President, McBurney Management Advisors. Director, The Valspar Corporation (paints), Wenger Corporation, Allina, Space Center Enterprises and Greenspring Corporation.

James A. Mitchell*
Born in 1941
2900 IDS Tower
Minneapolis, MN

President of all funds in the Strategist Fund Group. Chairman of the board, IDS Life Insurance Company.


John R. Thomas*
Born in 1937
2900 IDS Tower
Minneapolis, MN

Vice president of all funds in the Strategist Fund Group. President and board member of the American Express funds. Senior vice president of the Advisor.

*Interested person of the Company by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.


In addition to Mr. Mitchell, who is president, and Mr. Thomas, who is vice president, the Fund's other officers are:


John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the Strategist Fund Group. Vice president - investment accounting of the Advisor.


Eileen J. Newhouse
Born in 1955
IDS Tower 10
Minneapolis, MN

Secretary of all funds in the Strategist Fund Group. Counsel of the Advisor.

Trustees of the Preferred Master Trust Group

The following is a list of the Trust's board members. They serve 15 Master Trust portfolios and 53 American Express funds.

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.


Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and chief executive officer of the Trust. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley'**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior advisor to the chief executive officer of the Advisor.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of the Advisor.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones+
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce'
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, Board Services Corporation.

Alan K. Simpson+
Born in 1931
1201 Sunshine Ave.
Cody, WY

Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power) and Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of the Advisor.


C. Angus Wurtele+'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Trust. **Interested person by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr. Thomas, who is president, the Trust's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Trust.

Officers who also are officers and employees of the Advisor:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director   and  senior  vice   president-investments   of  the   Advisor.   Vice
president-investments for the Trust.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of the Advisor.  Vice president
- fixed income investments for the Trust.


John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice president - investment accounting of the Advisor. Treasurer for the Trust.


COMPENSATION FOR BOARD MEMBERS

Compensation for Fund Board Members

During the most recent fiscal year, the independent members of the Fund board, for attending up to four meetings, received the following compensation:

                                            Compensation Table
                                       for World Technologies Fund


                                      Aggregate                           Total cash compensation from the
Board member                          ----------------------------------  Strategist Fund Group
                                      compensation from the Fund
Rodney P. Burwell                                  $ 267                               $18,000
Jean B. Keffeler                                     267                                18,000
Thomas R. McBurney                                   267                                18,000


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of the Fund.

Compensation for Portfolio Board Members

During the most recent fiscal year, the independent members of the board for World Technologies Portfolio, for attending up to 27 meetings, received the following compensation:


                                            Compensation Table
                                     for World Technologies Portfolio

                                                                          Total cash compensation from the
                                      ----------------------------------  Preferred Master Trust Group and
Board member                          Aggregate                           American Express Funds
                                      compensation from the Portfolio
H. Brewster Atwater, Jr.                           $ 0                                 $ 119,650
Lynne V. Cheney                                      0                                   102,100
Heinz F. Hutter                                      0                                   101,600
Anne P. Jones                                        0                                   108,000
William R. Pearce                                    0                                    62,650
Alan K. Simpson                                      0                                   102,100
C. Angus Wurtele                                     0                                   127,150


INDEPENDENT AUDITORS

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                   APPENDIX

                            DESCRIPTION OF RATINGS

                        Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                             SHORT-TERM RATINGS

                 Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                         Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.


                         Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.


                                Moody's & S&P's
                        Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
STRATEGIST WORLD FUND, INC.

We have audited the accompanying statements of assets and liabilities of Strategist Emerging Markets Fund, Strategist World Growth Fund and Strategist World Income Fund (series within Strategist World Fund, Inc.) as of October 31, 1999, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended October 31, 1999 and the financial highlights for the two-year period ended October 31, 1999 and for the period from November 13, 1996 (commencement of operations), to October 31, 1997 for Strategist Emerging Markets Fund; and the financial highlights for the three-year period ended October 31, 1999, and for the period from May 13, 1996 (commencement of operations), to October 31, 1996 for Strategist World Growth Fund and Strategist World Income Fund. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Strategist Emerging Markets Fund, Strategist World Growth Fund and Strategist World Income Fund as of October 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



/s/ KPMG LLP
    KPMG LLP
Minneapolis, Minnesota
December 3, 1999


Financial Statements

Statements of assets and liabilities
Strategist World Fund, Inc.

                                                      Strategist       Strategist     Strategist
                                                       Emerging       World Growth   World Income
Oct. 31, 1999                                        Markets Fund         Fund           Fund

Assets
Investment in corresponding Portfolio (Note 1)         $ 636,791        $905,717        $631,562
Expense receivable from AEFC                                 196              --             107
                                                             ---          ------             ---
Total assets                                             636,987         905,717         631,669
                                                         -------         -------         -------
Liabilities
Dividends payable to shareholders                             --              --           2,756
Accrued transfer agency fee                                    2               1              --
Accrued administrative services fee                            2               1               1
Other accrued expenses                                     8,189           3,812           5,455
                                                           -----           -----           -----
Total liabilities                                          8,193           3,814           8,212
                                                           -----           -----           -----
Net assets applicable to outstanding capital stock     $ 628,794        $901,903        $623,457
                                                       =========        ========        ========
Represented by
Capital stock-- $.01 par value (Note 1)                $   1,501        $    871        $  1,062
Additional paid-in capital                               739,083         639,925         641,276
Undistributed net investment income                        2,243           3,270           5,143
Accumulated net realized gain (loss)                    (198,739)        107,310            (650)
Unrealized appreciation (depreciation) on
   investments and on translation of assets and
   liabilities in foreign currencies                      84,706         150,527         (23,374)
                                                          ------         -------         -------
Total -- representing net assets applicable to
   outstanding capital stock                           $ 628,794        $901,903        $623,457
                                                       =========        ========        ========
Shares outstanding                                       150,064          87,092         106,213
                                                         -------          ------         -------
Net asset value per share of outstanding capital stock $    4.19        $  10.36        $   5.87
                                                       ---------        --------        --------

See accompanying notes to financial statements.

Statements of operations
Strategist World Fund, Inc.

                                                       Strategist       Strategist     Strategist
                                                        Emerging       World Growth   World Income
Year ended Oct. 31, 1999                              Markets Fund         Fund           Fund

Investment income
Income:
Dividends                                              $  9,991        $ 10,679        $    264
Interest                                                  2,754           1,824          43,351
   Less foreign taxes withheld                             (686)           (722)           (234)
                                                           ----            ----            ----
Total income                                             12,059          11,781          43,381
                                                         ------          ------          ------
Expenses (Note 2):
Expenses allocated from corresponding Portfolio           7,164           6,663           5,031
Distribution fee                                          1,245           1,940           1,474
Transfer agency fee                                         648             434             202
Administrative services fees and expenses                   545             505             383
Compensation of board members                               859             943             878
Printing and postage                                        108              15           4,507
Registration fees                                        16,411           8,973           3,340
Audit fees                                                3,600           3,600           3,600
Other                                                     3,105             889           2,629
                                                          -----             ---           -----
Total expenses                                           33,685          23,962          22,044
  Less expenses reimbursed by AEFC                      (21,671)         (9,536)        (13,466)
                                                        -------          ------         -------
Total net expenses                                       12,014          14,426           8,578
                                                         ------          ------           -----
Investment income (loss)-- net                               45          (2,645)         34,803
                                                             --          ------          ------
 Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                 21,688         107,324          (4,628)
   Financial futures contracts                               --              --              19
   Foreign currency transactions                             65             717             767
   Options contracts written                                 --              --             997
                                                           ----             ---             ---
Net realized gain (loss) on investments                  21,753         108,041          (2,845)
Net change in unrealized appreciation
   (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies      174,486          64,736         (35,331)
                                                        -------          ------         -------
Net gain (loss) on investments and foreign currencies   196,239         172,777         (38,176)
                                                        -------         -------         -------
Net increase (decrease) in net assets resulting
   from operations                                     $196,284        $170,132        $ (3,373)
                                                       ========        ========        ========

See accompanying notes to financial statements.


Statements of changes in net assets
Strategist World Fund, Inc.

                                                                   Strategist Emerging Markets Fund
Year ended Oct. 31,                                                       1999           1998

Operations and distributions
Investment income (loss)-- net                                        $      45      $   3,330
Net realized gain (loss) on investments                                  21,753      (223,049)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   174,486        (2,821)
                                                                        -------        ------
Net increase (decrease) in net assets resulting from operations         196,284      (222,540)
                                                                        -------      --------
Distributions to shareholders from:
   Net investment income                                                    --         (1,190)
   Net realized gain                                                        --       (106,562)
                                                                          ----       --------
Total distributions                                                         --       (107,752)
                                                                          ----       --------
 Capital share transactions (Note 3)
Proceeds from sales                                                     18,693         39,868
Reinvestment of distributions at net asset value                            --        107,752
Payments for redemptions                                                (7,756)       (46,501)
                                                                        ------        -------
Increase (decrease) in net assets from capital share transactions       10,937        101,119
                                                                        ------        -------
Total increase (decrease) in net assets                                207,221       (229,173)
Net assets at beginning of year                                        421,573        650,746
                                                                       -------        -------
Net assets at end of year                                             $628,794       $421,573
                                                                      ========       ========
Undistributed net investment income                                   $  2,243       $     --
                                                                      --------       --------

See accompanying notes to financial statements.


Statements of changes in net assets
Strategist World Fund, Inc.

                                                                    Strategist World Growth Fund

Year ended Oct. 31,                                                      1999            1998
Operations and distributions
Investment income (loss)-- net                                        $ (2,645)      $   (559)
Net realized gain (loss) on investments                                108,041         36,779
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   64,736         64,689
                                                                        ------         ------
Net increase (decrease) in net assets resulting from operations        170,132        100,909
Distributions to shareholders:
   From an in excess of net investment income                           (1,770)        (3,155)
   From net realized gain                                              (29,010)             --
                                                                       -------
Total distributions                                                    (30,780)        (3,155)
                                                                       -------         ------
Capital share transactions (Note 3)
Proceeds from sales                                                     14,116         28,699
Reinvestment of distributions at net asset value                        30,780          3,155
Payments for redemptions                                                (4,480)       (11,703)
                                                                        ------        -------
Increase (decrease) in net assets from capital share transactions       40,416         20,151
                                                                        ------         ------
Total increase (decrease) in net assets                                179,768        117,905
Net assets at beginning of year                                        722,135        604,230
                                                                       -------        -------
Net assets at end of year                                             $901,903       $722,135
                                                                      ========       ========
Undistributed net investment income                                   $  3,270       $    105
                                                                      --------       --------

See accompanying notes to financial statements.


Statements of changes in net assets
Strategist World Fund, Inc.

                                                                    Strategist World Income Fund
Year ended Oct. 31,                                                      1999           1998

Operations and distributions
Investment income (loss)-- net                                        $ 34,803      $  40,476
Net realized gain (loss) on investments                                 (2,845)        (8,054)
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies   (35,331)         2,557
                                                                       -------          -----
Net increase (decrease) in net assets resulting from operations         (3,373)        34,979
                                                                        ------         ------
Distributions to shareholders from:
   Net investment income                                               (31,133)       (29,563)
   Net realized gain                                                    (2,062)       (15,746)
                                                                        ------        -------
Total distributions                                                    (33,195)       (45,309)
                                                                       -------        -------
Capital share transactions (Note 3)
Proceeds from sales                                                      3,200          3,735
Reinvestment of distributions at net asset value                        32,867         45,309
Payments for redemptions                                               (18,923)       (20,693)
                                                                       -------        -------
Increase (decrease) in net assets from capital share transactions       17,144         28,351
                                                                        ------         ------
Total increase (decrease) in net assets                                (19,424)        18,021
Net assets at beginning of year                                        642,881        624,860
                                                                       -------        -------
Net assets at end of year                                             $623,457       $642,881
                                                                      ========       ========
Undistributed net investment income                                   $  5,143       $  3,507
                                                                      --------       --------

See accompanying notes to financial statements.

Notes to Financial Statements

Strategist World Fund, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Strategist Emerging Markets Fund (Emerging Markets Fund), Strategist World Growth Fund (World Growth Fund), and Strategist World Income Fund (World Income
Fund), are series of capital stock within Strategist World Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Each Fund has 3 billion authorized shares of capital stock.

Investments in Portfolios

Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series of World Trust (the Trust).

Emerging Markets Fund invests all of its assets in the Emerging Markets Portfolio, an open-end investment company that has the same objectives as the Fund. Emerging Markets Portfolio seeks to provide shareholders with a long-term growth of capital by investing primarily in equity securities of issuers in countries with developing or emerging markets.

World Growth Fund invests all of its assets in the World Growth Portfolio, an open-end investment company that has the same objectives as the Fund. World Growth Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world.

World Income Fund invests all of its assets in the World Income Portfolio, an open-end investment company that has the same objectives as the Fund. World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Each Fund records its investment in the corresponding Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. As of Oct. 31, 1999, the percentages of the corresponding Portfolio owned by Emerging Markets Fund, World Growth Fund and World Income Fund were 0.17%, 0.05% and 0.08%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, due to permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in a net reclassification adjustment to additional paid-in capital as follows:

                                              Emerging      World       World
                                               Markets      Growth     Income
                                                 Fund        Fund       Fund

Undistributed net investment income             $2,198      $7,580     $(2,034)
Accumulated net realized gain (loss)               (65)       (717)      3,351
                                                   ---        ----       -----
Additional paid-in capital reduction (increase) $2,133      $6,863      $1,317

Dividends to shareholders

Dividends from net investment income, declared and paid at the end of each calendar year for Emerging Markets Fund and World Growth Fund and declared daily and paid each calendar quarter for World Income Fund are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

As of Oct. 31, 1999, AEFC owned 120,255 shares for Emerging Markets Fund, 71,944 shares for World Growth Fund and 100,088 shares for World Income Fund.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% for Emerging Markets Fund, from 0.06% to 0.035% for World Growth Fund and from 0.06% to 0.04% for World Income Fund annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $20 ($25 for World Income Fund).

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

A redemption fee of 0.50% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses through Dec. 31, 1999. Under this agreement, each Fund's total expenses will not exceed 2.20% of Emerging Markets Fund's average daily net assets, 1.75% of World Growth Fund's average daily net assets and 1.35% of World Income Fund's average daily net assets. In addition, for the year ended Oct. 31, 1999, AEFC further voluntarily agreed to waive certain fees and expenses to 1.71% for World Growth Fund.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                Year ended Oct. 31, 1999

                                          Emerging         World         World
                                       Markets Fund    Growth Fund   Income Fund

Sold                                       5,156           1,452           516
Issued for reinvested distributions           --           3,278         5,417
Redeemed                                  (2,094)           (466)       (3,207)
                                          ------            ----        ------
Net increase (decrease)                    3,062           4,264         2,726

                                                    Year ended Oct. 31, 1998

                                         Emerging          World         World
                                       Markets Fund     Growth Fund  Income Fund

Sold                                       9,248           3,297           611
Issued for reinvested distributions       24,544             413         7,305
Redeemed                                 (10,235)         (1,528)       (3,296)
                                         -------          ------        ------
Net increase (decrease)                   23,557           2,182         4,620


4. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

Emerging Markets Fund

Fiscal period ended Oct. 31,

Per share income and capital changesa

                                                      1999       1998      1997b

Net asset value, beginning of period                 $2.87      $5.27     $5.00

Income from investment operations:
Net investment income (loss)                            --        .02       .01

Net gains (losses) (both realized and unrealized)     1.32      (1.55)      .27

Total from investment operations                      1.32      (1.53)      .28

Less distributions:
Dividends from net investment income                    --       (.01)     (.01)

Distributions from realized gains                       --       (.86)       --

Total distributions                                     --       (.87)     (.01)

Net asset value, end of period                       $4.19      $2.87     $5.27
Ratios/supplemental data

Net assets, end of period (in thousands)              $629       $422      $651

Ratio of expenses to average daily net assetsc       2.20%      2.19%     2.20%d

Ratio of net investment income (loss)
to average daily net assets                           .01%       .58%      .12%d

Portfolio turnover rate
(excluding short-term securities)                     143%       108%       87%

Total return                                        45.99%    (34.82%)    5.90%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was Nov. 13, 1996.
c The Advisor and Distributor limited total operating expenses. Without this agreement, the ratio of expenses to average daily net assets would have been 6.17%, 4.66% and 9.61% for the periods ended 1999, 1998 and 1997, respectively. d Adjusted to an annual basis.


World Growth Fund

Fiscal period ended Oct. 31,

Per share income and capital changesa

                                                       1999      1998       1997       1996b

Net asset value, beginning of period                 $ 8.72     $7.49      $7.08      $7.32

Income from investment operations:
Net investment income (loss)                           (.03)     (.01)       .02        .04

Net gains (losses) (both realized and unrealized)      2.04      1.28        .40       (.28)

Total from investment operations                       2.01      1.27        .42       (.24)

Less distributions:
Dividends from and in excess of net investment income  (.02)     (.04)      (.01)        --

Distributions from realized gains                      (.35)       --         --         --

Total distributions                                    (.37)     (.04)      (.01)        --

Net asset value, end of period                       $10.36     $8.72      $7.49      $7.08

Ratios/supplemental data
Net assets, end of period (in thousands)               $902      $722       $604       $489

Ratio of expenses to average daily net assetsc        1.71%     1.69%      1.65%      1.75%d

Ratio of net investment income (loss)
to average daily net assets                           (.31%)    (.08%)      .26%      1.61%d

Portfolio turnover rate
(excluding short-term securities)                       83%       80%       199%        58%

Total return                                         23.09%    17.02%      5.98%     (3.28%)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c The Advisor and Distributor limited total operating expenses. Without this agreement, the ratio of expenses to average daily net assets would have been 2.85%, 2.80%, 5.13% and 17.33% for the periods ended 1999, 1998, 1997 and
1996, respectively.
d Adjusted to an annual basis.


World Income Fund

Fiscal period ended Oct. 31,

Per share income and capital changesa

                                                   1999      1998       1997       1996b

Net asset value, beginning of period              $6.21     $6.32      $6.24      $6.05

Income from investment operations:
Net investment income (loss)                        .33       .40        .36        .15

Net gains (losses) (both realized and unrealized)  (.36)     (.05)      (.03)       .25

Total from investment operations                   (.03)      .35        .33        .40

Less distributions:
Dividends from net investment income               (.29)     (.30)      (.23)      (.15)

Excess distributions of net investment income        --        --         --       (.06)

Distributions from realized gains                  (.02)     (.16)      (.02)        --

Total distributions                                (.31)     (.46)      (.25)      (.21)

Net asset value, end of period                    $5.87     $6.21      $6.32      $6.24

Ratios/supplemental data
Net assets, end of period (in thousands)           $623      $643       $627       $524

Ratio of expenses to average daily net assetsc    1.35%     1.12%      1.35%      1.35%d

Ratio of net investment income (loss)
to average daily net assets                       5.45%     6.50%      6.28%      5.87%d

Portfolio turnover rate
(excluding short-term securities)                   48%       27%        55%        24%

Total return                                      (.33%)    5.38%      6.61%      5.16%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c The Advisor and Distributor limited total operating expenses. Without this agreement, the ratio of expenses to average daily net assets would have been 3.46%, 2.29%, 5.36% and 19.23% for the periods ended 1999, 1998, 1997 and
1996, respectively.
d Adjusted to an annual basis.

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
WORLD TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Emerging Markets Portfolio (a series of World Trust) as of October 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended October 31, 1999. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Emerging Markets Portfolio as of October 31, 1999, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



/s/ KPMG LLP
    KPMG LLP
Minneapolis, Minnesota
December 3, 1999


Financial Statements

Statement of assets and liabilities
Emerging Markets Portfolio

Oct. 31, 1999

Assets
Investments in securities, at value (Note 1)
   (identified cost $355,216,355)                                                     $406,156,947
Cash in bank on demand deposit (including foreign currency holdings of $4,789,737)       7,976,073
Dividends and accrued interest receivable                                                  424,577
Receivable for investment securities sold                                                  935,905
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 5)           197
U.S. government securities held as collateral (Note 4)                                  15,389,760
                                                                                        ----------
Total assets                                                                           430,883,459
                                                                                       -----------
Liabilities
Payable for investment securities purchased                                             10,870,179
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)           297
Payable upon return of securities loaned (Note 4)                                       37,893,360
Accrued investment management services fee                                                  11,043
Other accrued expenses                                                                     154,221
                                                                                           -------
Total liabilities                                                                       48,929,100
                                                                                        ----------
Net assets                                                                            $381,954,359
                                                                                      ============

See accompanying notes to financial statements.


Statement of operations
Emerging Markets Portfolio

Year ended Oct. 31, 1999

Investment income
Income:
Dividends                                                                  $  6,080,065
Interest                                                                      1,693,268
   Less foreign taxes withheld                                                 (415,989)
                                                                               --------
Total income                                                                  7,357,344
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            3,716,803
Compensation of board members                                                     8,123
Custodian fees                                                                  638,625
Audit fees                                                                       16,875
Other                                                                            20,169
                                                                                 ------
Total expenses                                                                4,400,595
   Earnings credits on cash balances (Note 2)                                    (2,700)
                                                                                 ------
Total net expenses                                                            4,397,895
                                                                              ---------
Investment income (loss) -- net                                               2,959,449
                                                                              ---------
 Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                             9,404,732
   Foreign currency transactions                                               (515,999)
                                                                               --------
Net realized gain (loss) on investments 8,888,733
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies           110,553,123
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       119,441,856
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $122,401,305
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
Emerging Markets Portfolio

Year ended Oct. 31,                                                           1999           1998

Operations
Investment income (loss)-- net                                          $  2,959,449   $  5,371,569
Net realized gain (loss) on investments                                    8,888,733   (139,437,993)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies        110,553,123    (10,113,028)
                                                                         -----------    -----------
Net increase (decrease) in net assets resulting from operations          122,401,305   (144,179,452)
Net contributions (withdrawals) from partners                            (25,443,819)    70,718,053
                                                                         -----------     ----------
Total increase (decrease) in net assets                                   96,957,486    (73,461,399)
Net assets at beginning of year                                          284,996,873    358,458,272
                                                                         -----------    -----------
Net assets at end of year                                               $381,954,359   $284,996,873
                                                                        ============   ============

See accompanying notes to financial statements.

Notes to Financial Statements

Emerging Markets Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually. Effective with the new Investment Management Services Agreement, the fee will be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Emerging Markets Fund to the Lipper Emerging Markets Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment will be made on Jan. 1, 2000 and will cover the six-month period beginning July, 1, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

During the year ended Oct. 31, 1999, the Portfolio's custodian fees were reduced by $2,700 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $438,773,640 and $441,059,925, respectively, for the year ended Oct. 31, 1999. For the same period, the portfolio turnover rate was 143%. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES

As of Oct. 31, 1999, securities valued at $35,478,386 were on loan to brokers. For collateral, the Portfolio received $22,503,600 in cash and U.S. government securities valued at 15,389,760. Income from securities lending amounted to $244,471 for the year ended Oct. 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. FOREIGN CURRENCY CONTRACTS

As of Oct. 31, 1999, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date     Currency to      Currency to       Unrealized      Unrealized
                 be delivered      be received      appreciation    depreciation

Nov. 2, 1999        317,747         1,952,873           $197             $--
                  U.S. Dollar  South African Rand

Nov. 2, 1999        350,881         2,153,357             --             297
                  U.S. Dollar  South African Rand

Total                                                   $197            $297

Investments in Securities

Emerging Markets Portfolio
Oct. 31, 1999

(Percentages represent value of investments compared to net assets)

Common stocks (93.4%)(c)

Issuer                                                        Shares          Value(a)

Argentina (1.7%)

Banks and savings & loans
Banco de Galicia - Buenos Aires ADR                          315,000(f)      $6,654,375

Brazil (10.7%)

Banks and savings & loans (3.5%)
Uniao de Bancos Brasileiros GDR                              405,000          9,365,625
Unibanco-Uniao de Banco Brasileiros                       87,000,000(b)       4,011,716
Total                                                                        13,377,341

Energy (2.4%)
Petroleo Brasileiro ADR                                      588,500(f)       9,342,438

Metals (0.9%)
Gerdau                                                   196,465,177          3,541,808

Utilities -- electric (0.7%)
Companhia Paranaense de Energia ADR                          389,000          2,577,125

Utilities -- telephone (3.2%)
Tele Sudeste Celular Participacoes ADR                       188,260(b)       3,765,200
Telesp Participacoes                                     536,845,000(b)       8,608,222
Total                                                                        12,373,422

Chile (3.0%)

Chemicals (0.8%)
Sociedad Quimica y Minera de Chile ADR                        99,440          2,889,975

Utilities -- telephone (2.2%)
Compania de Telecomunicaciones de Chile ADR                  513,224          8,564,426

Egypt (2.4%)

Miscellaneous (0.6%)
Commercial Intl Bank                                         204,953          2,447,485

Utilities -- telephone (1.8%)
Egyptian Co for Mobile Services                              255,000(b)       6,557,143

Greece (4.1%)

Banks and savings & loans (1.1%)
Commercial Bank of Greece                                     54,300          4,037,342

Building materials & construction (1.0%)
Titan Cement                                                  33,000          3,658,373

Utilities -- telephone (2.0%)
Panafon Hellenic Telecom                                     615,800          8,141,091

Hong Kong (5.0%)

Communications equipment & services (1.7%)
China Telecom                                              1,906,000(b)       6,526,305

Multi-industry conglomerates (3.3%)
China Merchants Holdings Intl                              9,258,000          7,329,176
Cosco Pacific Limited                                      7,060,000          5,225,591
Total                                                                        12,554,767

Hungary (2.5%)

Banks and savings & loans (1.4%)
OTP Bank GDR                                                 120,526(d)       5,426,683

Utilities -- telephone (1.1%)
Matav ADR                                                    142,000(f)       4,091,375

India (5.6%)

Automotive & related (1.8%)
Tata Engineering & Locomotive GDR                          1,051,000(d)       6,726,400

Banks and savings & loans (0.5%)
State Bank of India GDR                                      150,000          1,996,875

Miscellaneous (1.1%)
Videsh Sanchar Nigam GDR                                     270,000(d)       4,306,500

Textiles & apparel (1.6%)
Reliance Inds GDR                                            488,000(f,d)     6,008,500

Utilities -- telephone (0.6%)
Mahanagar Telephone Nigam GDR                                256,048(d)       2,112,396

Indonesia (1.5%)

Retail (0.5%)
PT Indofood Sukses Makmur Tbk                              1,498,000(b)       1,770,066

Utilities -- telephone (1.0%)
Indosat                                                    2,413,000          3,907,265

Israel (6.3%)

Banks and savings & loans (1.2%)
Bank Hapoalim                                              1,890,000          4,494,702

Communications equipment & services (1.2%)
ECI Telecommunications                                       155,000(f)       4,514,375

Financial services (1.2%)
Discount Investment                                          122,692          4,677,145

Miscellaneous (1.7%)
Partner Communications ADR                                   404,690(b)       6,373,868

Utilities -- telephone (1.0%)
Bezeq Israeli Telecommunication                              936,826          3,818,332

Mexico (10.3%)

Banks and savings & loans (3.2%)
Grupo Financiero Banamex Accival                           5,059,487(b)      12,628,986

Beverages & tobacco (2.2%)
Fomento Economico Mexicano ADR                               252,500          8,285,156

Media (1.3%)
Grupo Televisa                                               120,052          5,102,210

Multi-industry conglomerates (2.1%)
Alfa Cl A                                                  2,043,000(b)       7,840,530

Retail (1.5%)
Organizacion Soriana Cl B                                  1,505,000          5,572,335

Peru (0.9%)

Utilities -- telephone
Telefonica del Peru ADR                                      288,794          3,339,181

Philippines (0.9%)

Banks and savings & loans
Bank of the Philippine Islands                             1,247,000          3,296,309

Poland (1.3%)

Electronics (0.6%)
Elecktrim Spolka Akcyjna                                     244,300          2,113,272

Utilities -- telephone (0.7%)
Telekomunikacja Polska GDR                                   530,230(b)       2,704,173

South Africa (5.7%)

Banks and savings & loans (1.8%)
Nedcor                                                       347,000          6,824,525

Multi-industry conglomerates (2.2%)
Barlow                                                     1,711,900          8,347,400

Paper & packaging (1.7%)
Sappi                                                        802,400          6,649,435

South Korea (10.4%)

Banks and savings & loans (1.2%)
Hana Bank GDR                                                279,999(b)       2,589,991
Kookmin Bank                                                 128,000          1,995,498
Total                                                                         4,585,489

Electronics (5.0%)

L G Cable & Machinery                                        394,700          8,094,723
Samsung Electronics GDR                                      127,740(f)      10,857,900
Total                                                                        18,952,623

Utilities -- electric (1.2%)
Korea Electric Power                                         155,700          4,556,123

Utilities -- telephone (3.0%)
Korea Telecom                                                173,000         11,639,099

Taiwan (10.9%)

Banks and savings & loans (1.0%)
Bank Sinopac                                               6,448,177          3,638,788

Computers & office equipment (1.4%)
Asustek Computer GDR                                         295,309(d)       4,163,857
Synnex Technology Intl                                       234,300          1,174,455
Total                                                                         5,338,312

Electronics (7.7%)
Acer Peripherals                                           1,467,216          3,908,567
Compal Electronics                                         1,595,273          5,356,134
Hon Hai Precision Inds                                     1,034,600(b)       7,077,812
Hon Hai Precision Inds GDR                                   154,000(b,d)     2,521,750
Taiwan Semiconductor Mfg                                   2,494,240(b)      11,087,258
Total                                                                        29,951,521

Miscellaneous (0.8%)
GVC                                                        5,279,000          3,145,432

Thailand (4.0%)

Banks and savings & loans (2.9%)
Bangkok Bank                                                 876,000(b)       2,036,946
Thai Farmers Bank                                          6,368,000(b)       8,966,697
Total                                                                        11,003,643

Media (1.1%)
BEC World Public                                             674,000          4,179,305

Turkey (5.3%)

Banks and savings & loans (4.2%)
Akbank T.A.S.                                            458,000,000          7,144,789
Yapi Kredit Finance                                      605,051,200          8,809,531
Total                                                                        15,954,320

Metals (1.1%)
Eregli Demir ve Celik Fabrikalari                        165,342,242          4,126,936

Venezuela (0.9%)

Utilities -- telephone
Compania Anonima Nacional Telefonos de Venezuela ADR         140,000          3,613,750

Total common stocks
(Cost: $305,985,634)                                                       $356,856,751

Other (--%)

Korea

Kookmin Bank
   Rights                                                     12,856            $78,240
Total other

(Cost: $--)                                                                     $78,240


See accompanying notes to investments in securities.


Short-term securities (12.9%)

Issuer                                      Annualized       Amount           Value(a)
                                          yield on date    payable at
                                           of purchase      maturity

U.S. government agencies (10.6%)
Federal Home Loan Bank Disc Nts
   12-01-99                                    5.25%      $7,900,000         $7,860,748
   12-03-99                                    5.27        6,400,000          6,367,395
Federal Home Loan Mtge Corp Disc Nt
   11-29-99                                    5.23        5,500,000          5,475,325
Federal Natl Mtge Assn Disc Nts
   11-22-99                                    5.17        1,400,000          1,395,193
   12-02-99                                    5.27        3,400,000          3,382,310
   12-08-99                                    5.28        6,100,000          6,063,332
   12-17-99                                    5.24        4,100,000          4,070,981
   01-21-00                                    5.63        5,900,000          5,825,385
Total                                                                        40,440,669

Commercial paper (2.3%)
BellSouth Capital Funding
   11-16-99                                    5.30          600,000(e)         598,380
Electronic Data Systems
   11-01-99                                    5.32        3,800,000(e)       3,798,315
Paccar Financial
   11-18-99                                    5.31        1,500,000          1,495,592
Wal-Mart Stores
   11-22-99                                    5.32        1,700,000(e)       1,693,993
   11-30-99                                    5.35          600,000(e)         597,163
Windmill Funding
   11-22-99                                    5.41          600,000(e)         597,844
Total                                                                         8,781,287

Total short-term securities
(Cost: $49,230,721)                                                         $49,221,956

Total investments in securities
(Cost: $355,216,355)(g)                                                    $406,156,947

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(f) Security is partially or fully on loan. See Note 4 to the financial statements.
(g) At Oct. 31, 1999, the cost of securities for federal income tax purposes was $355,216,355 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                      $79,687,817
Unrealized depreciation                                      (28,747,225)
                                                             -----------
Net unrealized appreciation                                  $50,940,592

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
WORLD TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of World Growth Portfolio (a series of World Trust) as of October 31, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended October 31, 1999. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of World Growth Portfolio as of October 31, 1999, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
    KPMG LLP
Minneapolis, Minnesota
December 3, 1999

Financial Statements

Statement of assets and liabilities
World Growth Portfolio

Oct. 31, 1999

Assets

Investments in securities, at value (Note 1)
   (identified cost $1,459,365,703)                                                  $1,733,302,963
Dividends and accrued interest receivable                                                 4,160,851
Receivable for investment securities sold                                                22,934,130
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)         30,542
U.S. government securities held as collateral (Note 5)                                    8,881,203
                                                                                         ---------
Total assets                                                                          1,769,309,689
                                                                                      -------------
Liabilities
Disbursements in excess of cash on demand deposit                                           840,025
Payable for investment securities purchased                                               3,902,359
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)          3,554
Payable upon return of securities loaned (Note 5)                                        12,973,148
Accrued investment management services fee                                                   33,842
Other accrued expenses                                                                      411,297
                                                                                            -------
Total liabilities                                                                        18,164,225
                                                                                         ----------
Net assets                                                                           $1,751,145,464
                                                                                     ==============

See accompanying notes to financial statements.


Statement of operations
World Growth Portfolio

Year ended Oct. 31, 1999

Investment income
Income:
Dividends                                                                  $ 19,826,509
Interest                                                                      3,239,130
   Less foreign taxes withheld                                               (1,327,986)
                                                                             ----------
Total income                                                                 21,737,653
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           11,563,612
Compensation of board members                                                    11,226
Custodian fees                                                                  601,931
Audit fees                                                                       23,250
Other                                                                            48,869
                                                                                 ------
Total expenses                                                               12,248,888
   Earnings credits on cash balances (Note 2)                                    (4,057)
                                                                                 ------
Total net expenses                                                           12,244,831
                                                                             ----------
Investment income (loss) -- net                                               9,492,822
                                                                              ---------
 Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                           184,160,348
   Foreign currency transactions                                                323,047
                                                                                -------
Net realized gain (loss) on investments                                     184,483,395
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       125,692,141
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       310,175,536
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $319,668,358
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
World Growth Portfolio

Year ended Oct. 31,                                                         1999           1998

Operations
Investment income (loss)-- net                                       $    9,492,822 $    9,469,973
Net realized gain (loss) on investments                                 184,483,395     69,879,530
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies    125,692,141    104,617,372
                                                                        -----------    -----------
Net increase (decrease) in net assets resulting from operations         319,668,358    183,966,875
Net contributions (withdrawals) from partners                           151,432,468    (37,038,141)
                                                                        -----------    -----------
Total increase (decrease) in net assets                                 471,100,826    146,928,734
Net assets at beginning of year                                       1,280,044,638  1,133,115,904
                                                                      -------------  -------------
Net assets at end of year                                            $1,751,145,464 $1,280,044,638
                                                                     ============== ==============

See accompanying notes to financial statements.

Notes to Financial Statements

World Growth Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide long-term capital growth by investing primarily in equity securities of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually. Effective with the new Investment Management Services Agreement, the fee will be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Global Growth Fund to the Lipper Global Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment will be made on Jan. 1, 2000 and will cover the six-month period beginning July 1, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

During the year ended Oct. 31, 1999, the Portfolio's custodian fees were reduced by $4,057 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,454,792,559 and $1,250,391,865, respectively, for the year ended Oct. 31, 1999. For the same period, the portfolio turnover rate was 83%. Realized gains and losses are determined on an identified cost basis.

4. FOREIGN CURRENCY CONTRACTS

As of Oct. 31, 1999, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date      Currency to      Currency to       Unrealized     Unrealized
                  be delivered      be received      appreciation   depreciation

Nov. 1, 1999        1,506,980        2,485,823         $10,007           $--
                  British Pound     U.S. Dollar

Nov. 2, 1999        2,879,820        4,751,790          20,535            --
                  British Pound     U.S. Dollar

Nov. 3, 1999        1,273,324        2,088,391              --         3,554
                  British Pound     U.S. Dollar

Total                                                  $30,542        $3,554

5. LENDING OF PORTFOLIO SECURITIES

As of Oct. 31, 1999, securities valued at $11,602,231 were on loan to brokers. For collateral, the Portfolio received $4,091,945 in cash and U.S. government securities valued at $8,881,203. Income from securities lending amounted to $789,755 for the year ended Oct. 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

World Growth Portfolio
Oct. 31, 1999

(Percentages represent value of investments compared to net assets)

Common stocks (96.6%)(c)

Issuer                                                       Shares           Value(a)

Argentina (0.2%)

Utilities -- telephone
Telefonica de Argentina ADR                                  170,000         $4,356,250

Australia (3.4%)

Energy (0.4%)
Woodside Petroleum                                         1,068,000          6,439,079

Metals (1.1%)
Broken Hill Proprietary                                    1,486,000         15,365,339
Normandy Mining                                            4,836,000          3,671,588
Total                                                                        19,036,927

Miscellaneous (0.3%)
Telstra                                                    1,722,000          5,526,140

Retail (0.9%)
Woolworths                                                 4,458,000         15,159,608

Transportation (0.7%)
Brambles Inds                                                465,000         13,083,148

Brazil (0.4%)

Banks and savings & loans
Uniao de Bancos Brasileiros GDR                              301,558          6,973,529

Canada (1.7%)

Communications equipment & services (1.1%)
Nortel Networks                                              306,600         18,990,038

Utilities -- telephone (0.6%)
BCE                                                          166,900         10,055,725

Finland (0.2%)

Communications equipment & services
Sonera Oyj                                                   114,867          3,449,655

France (11.8%)

Banks and savings & loans (2.8%)
Banque Natl de Paris                                         548,440         48,171,472

Computers & office equipment (1.7%)
Cap Gemini                                                   193,875         29,366,935

Electronics (0.7%)
SGS-Thomson Microelectronics                                 131,497         11,549,858

Energy (5.2%)
Elf Aquitaine                                                105,000         15,462,925
Total Petroleum Cl B                                         565,923         76,495,308
Total                                                                        91,958,233

Food (0.8%)
Sodexho Alliance                                              90,203         14,801,983

Industrial equipment & services (0.6%)
Castorama Dubois                                              33,559         10,053,640

Germany (8.6%)

Automotive & related (2.3%)
Bayerische Motoren Werke                                   1,290,742         41,139,252

Chemicals (1.4%)

Bayer                                                        595,000         24,346,744

Industrial equipment & services (3.8%)
Mannesmann                                                   415,148         65,285,760

Miscellaneous (1.1%)
Epcos                                                        489,835(b)      19,991,982

Hong Kong (0.2%)
Communications equipment & services
China Telecom                                              1,148,000          3,930,849

Italy (5.6%)

Banks and savings & loans
Banca Intesa                                               6,003,766(f)      25,640,360
Instituto Bancario San Paolo di Torino                     2,795,440         36,227,236
Unicredito Italiano                                        7,863,028         36,806,468
Total                                                                        98,674,064

Japan (8.6%)

Computers & office equipment (2.0%)
Canon                                                        610,000         17,258,908
Fujitsu                                                      610,000         18,370,498
Total                                                                        35,629,406

Electronics (2.0%)
Alps Electric                                                885,000         17,145,734
Hitachi                                                    1,675,000         18,105,069
Total                                                                        35,250,803

Media (0.6%)
Sony                                                          70,000         10,916,415

Utilities -- telephone (4.0%)
Nippon Telegraph & Telephone                                   2,745         42,123,436
NTT Data                                                       1,686         26,681,053
Total                                                                        68,804,489

Mexico (1.3%)

Banks and savings & loans (0.5%)
Grupo Financiero Banamex Accival                           3,160,000          7,887,676

Multi-industry conglomerates (0.4%)
Grupo Financiero Banorte                                   6,000,000(b)       7,488,300

Paper & packaging (0.4%)
Kimberly-Clark de Mexico                                   2,400,000          7,687,988

Netherlands (4.6%)

Industrial equipment & services (0.8%)
Philips Electronics                                          133,387         13,680,208

Insurance (2.7%)
Fortis                                                     1,363,546(d)      46,945,084

Miscellaneous (1.1%)
United Pan-Europe Communications                             255,656(b)      19,658,378

New York (0.5%)

Electronics
Corning                                                      122,300          9,615,838

Singapore (2.2%)

Banks and savings & loans (0.5%)
Overseas Union Bank                                        2,151,528          9,316,775

Beverages & tobacco (0.6%)
Fraser & Neave                                             2,318,000          9,898,238

Financial services (1.1%)
DBS Land                                                  10,852,500         20,103,266

South Korea (0.9%)

Utilities -- telephone
Korea Telecom ADR                                           468,539(b)       16,516,000

Spain (0.8%)

Building materials & construction
Fomento de Construcciones y Contractas                       547,192         13,727,847

Sweden (3.9%)

Communications equipment & services
Ericsson (LM) Cl B                                         1,631,854         67,861,633

Switzerland (2.8%)

Banks and savings & loans
UBS                                                          165,863         48,245,713

United Kingdom (8.7%)

Leisure time & entertainment (1.3%)
EMI Group ADR                                              2,942,999         23,111,545

Multi-industry conglomerates (4.0%)
General Electric                                           6,263,767         68,073,238

Retail (1.6%)

Great Universal Stores                                     1,698,912         12,895,074
Next                                                       1,455,842         15,678,261
Total                                                                        28,573,335

Transportation (0.3%)
Stagecoach Holdings                                        2,054,688          5,839,867

Utilities -- gas (1.5%)
BG                                                         4,755,895         26,389,951

United States (30.2%)

Banks and savings & loans (0.9%)
Bank of America                                              256,220         16,494,163

Chemicals (2.6%)
Du Pont (EI) de Nemours                                      466,300         30,047,206
Monsanto                                                     396,740         15,274,490
Total                                                                        45,321,696

Communications equipment & services (1.4%)
Lucent Technologies                                          379,200         24,363,600

Computers & office equipment (6.7%)
America Online                                               171,700(b)      22,267,343
Cisco Systems                                                564,200(b)      41,750,799
Electronic Data Systems                                      343,000         20,065,500
Hewlett-Packard                                              256,700         19,011,844
Yahoo!                                                        67,260(b)      12,043,744
Total                                                                       115,139,230

Electronics (1.0%)
Intel                                                        218,800         16,943,325

Energy (1.6%)
Texaco                                                       458,900         28,164,988

Energy equipment & services (0.8%)
Baker Hughes                                                 483,300         13,502,194

Financial services (2.8%)
Citigroup                                                    239,250         12,949,406
Fannie Mae                                                   375,590         26,572,993
Goldman Sachs Group                                          134,050          9,517,550
Total                                                                        49,039,949

Health care (1.7%)
Boston Scientific                                            573,100(b)      11,533,638
Pfizer                                                       478,500         18,900,750
Total                                                                        30,434,388

Household products (1.4%)
Colgate-Palmolive                                            409,600         24,780,800

Insurance (1.7%)
American Intl Group                                          286,525         29,494,167

Leisure time & entertainment (0.5%)
Disney (Walt)                                                351,000          9,257,625

Multi-industry conglomerates (1.5%)
General Electric                                             196,600         26,651,588

Retail (2.5%)
Safeway                                                      272,000(b)       9,605,000
Wal-Mart Stores                                              599,200         34,229,301
Total                                                                        43,834,301

Utilities -- telephone (3.1%)
AT&T                                                         243,300         11,374,275
MCI WorldCom                                                 232,400(b)      19,942,825
SBC Communications                                           441,100         22,468,531
Total                                                                        53,785,631

Total common stocks
(Cost: $1,416,823,582)                                                   $1,690,770,509

See accompanying notes to investments in securities.

Short-term securities (2.4%)

Issuer                                     Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (1.9%)
Federal Home Loan Mtge Corp Disc Nts
   11-04-99                                    5.25%        $300,000           $299,737
   11-08-99                                    5.26        5,100,000          5,092,562
   11-29-99                                    5.23        4,200,000          4,181,157
   12-01-99                                    5.28        2,300,000          2,288,931
   12-16-99                                    5.29        4,400,000          4,367,621
Federal Natl Mtge Assn Disc Nts
   12-10-99                                    5.28        5,300,000          5,265,451
   12-13-99                                    5.30        5,200,000          5,164,640
   01-24-00                                    5.60        5,900,000          5,822,721
Total                                                                        32,482,820
Commercial paper (0.5%)
Alcoa
   12-08-99                                    5.32          600,000            596,473
ANZ (Delaware)
   12-01-99                                    5.33          800,000            796,025
BellSouth Capital Funding
   11-08-99                                    5.31        1,600,000(e)       1,597,644
Falcon Asset
   11-23-99                                    5.40        2,000,000(e)       1,992,528
Merrill Lynch
   11-30-99                                    5.31        1,200,000          1,194,357
Windmill Funding
   12-15-99                                    5.42        3,900,000(e)       3,872,607
Total                                                                        10,049,634

Total short-term securities
(Cost: $42,542,121)                                                         $42,532,454

Total investments in securities

(Cost: $1,459,365,703)(g)                                                $1,733,302,963


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(f) Security is partially or fully on loan. See Note 5 to the financial statements.
(g) At Oct. 31, 1999, the cost of securities for federal income tax purposes was $1,459,365,703 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $343,800,628
Unrealized depreciation                                             (69,863,368)
                                                                    -----------
Net unrealized appreciation                                        $273,937,260

See accompanying notes to investments in securities.

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
WORLD TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of World Income Portfolio (a series of World Trust) as of October 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended October 31, 1999. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of World Income Portfolio as of October 31, 1999, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
    KPMG LLP
Minneapolis, Minnesota
December 3, 1999

Financial Statements

Statement of assets and liabilities
World Income Portfolio

Oct. 31, 1999

Assets
Investments in securities, at value (Note 1)
   (identified cost $843,327,889)                               $809,165,953
Cash in bank on demand deposit                                        63,646
Dividends and accrued interest receivable                         22,196,436
Receivable for investment securities sold                          4,803,295
U.S. government securities held as collateral (Note 4)            79,128,728
                                                                  ----------
Total assets                                                     915,358,058
                                                                 -----------
 Liabilities
Payable for investment securities purchased                          857,821
Payable upon return of securities loaned (Note 4)                 79,128,728
Accrued investment management services fee                            16,864
Other accrued expenses                                                50,493
                                                                      ------
Total liabilities                                                 80,053,906
                                                                  ----------
Net assets                                                      $835,304,152
                                                                ============

See accompanying notes to financial statements.


Statement of operations
World Income Portfolio

Year ended Oct. 31, 1999

Investment income
Income:
Dividends                                                                  $    388,500
Interest                                                                     62,188,093
  Less foreign taxes withheld                                                  (330,380)
                                                                               --------
Total income                                                                 62,246,213
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            6,861,563
Compensation of board members                                                     9,875
Custodian fees                                                                  289,990
Audit fees                                                                       23,250
Other                                                                            23,906
                                                                                 ------
Total expenses                                                                7,208,584
   Earnings credits on cash balances (Note 2)                                    (4,650)
                                                                                 ------
Total net expenses                                                            7,203,934
                                                                              ---------
Investment income (loss) -- net                                              55,042,279
                                                                             ----------
 Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            (6,293,735)
   Financial futures contracts                                                  (35,148)
   Foreign currency transactions                                                829,208
   Options contracts written (Note 6)                                         1,357,748
                                                                              ---------
Net realized gain (loss) on investments                                      (4,141,927)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies           (50,620,083)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (54,762,010)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $    280,269
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
World Income Portfolio

Year ended Oct. 31,                                                          1999           1998

Operations
Investment income (loss)-- net                                         $ 55,042,279   $ 61,053,694
Net realized gain (loss) on investments                                  (4,141,927)   (12,436,385)
Net change in unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies       (50,620,083)     3,660,313
                                                                        -----------      ---------
Net increase (decrease) in net assets resulting from operations             280,269     52,277,622
Net contributions (withdrawals) from partners                          (153,354,231)   (49,153,308)
                                                                       ------------    -----------
Total increase (decrease) in net assets                                (153,073,962)     3,124,314
Net assets at beginning of year                                         988,378,114    985,253,800
                                                                        -----------    -----------
Net assets at end of year                                              $835,304,152   $988,378,114
                                                                       ============   ============

See accompanying notes to financial statements.

Notes to Financial Statements

World Income Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

World Income Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. The Portfolio invests primarily in debt securities of U.S. and foreign issuers. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.77% to 0.67% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Oct. 31, 1999, the Portfolio's custodian fees were reduced by $4,650 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $417,646,185 and $526,325,846, respectively, for the year ended Oct. 31, 1999. For the same period, the portfolio turnover rate was 48%. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES

As of Oct. 31, 1999, securities valued at $75,827,110 were on loan to brokers. For collateral, the Portfolio received U.S. government securities valued at $79,128,728. Income from securities lending amounted to $126,624 for the year ended Oct. 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. INTEREST RATE FUTURES CONTRACTS

As of Oct. 31, 1999, investments in securities included securities valued at $4,716,028 that were pledged as collateral to cover initial margin deposits on 616 open sales contracts. The market value of the open sales contracts as of Oct. 31, 1999 was $69,973,750 with a net unrealized gain of $254,318.

6. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts associated with options contracts written are as follows:

                                         Year ended Oct. 31, 1999

                                                   Puts
                                      Contracts             Premium
Balance Oct. 31, 1998                     --                     $--
Opened                                    750              1,228,875
Closed                                   (750)            (1,228,875)
                                         ----             ----------
Balance Oct. 31, 1999                     --                     $--

Investments in Securities

World Income Portfolio
Oct. 31, 1999

(Percentages represent value of investments compared to net assets)

Bonds (92.5%)(c)

Issuer                                      Coupon         Principal         Value(a)
                                             rate            amount
Australia (2.2%)
New South Wales Treasury
   (Australian Dollar)
      03-01-08                                 8.00%      12,300,000(d)      $8,340,461
Queensland Treasury
   (Australian Dollar) Local Govt Guaranty
      05-14-03                                 8.00       14,730,000          9,882,429
Total                                                                        18,222,890

Bermuda (0.1%)
Central Euro Media
   (European Monetary Unit) Sr Nts Series RG
      08-15-04                                 8.13        3,925,000            802,170

Canada (4.5%)
Abitibi-Consolidated Finance
   (U.S. Dollar) Company Guaranty
      08-01-09                                 7.88        7,900,000          7,723,258
Govt of Canada
   (Canadian Dollar)
      12-01-06                                 7.00       27,700,000         19,833,313
      06-01-23                                 8.00        7,000,000          5,802,413
Province of Manitoba
   (U.S. Dollar) Series CK
      12-15-00                                 9.00        2,800,000          2,876,003
Rogers Cablesystems
   (Canadian Dollar)
      01-15-14                                 9.65        2,000,000          1,440,707
Total                                                                        37,675,694

Cayman Islands (0.3%)
Roil
   (U.S. Dollar)
      12-05-02                                12.78        3,640,000(d)       2,784,600

China (1.9%)
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-04                                 9.25        3,500,000          1,715,000
      06-15-07                                 9.50        8,750,000          4,112,500
People's Republic of China
   (U.S. Dollar)
      07-03-01                                 7.38        4,450,000          4,484,212
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                11.50       11,350,000(d)       5,788,500
Total                                                                        16,100,212

Denmark (5.4%)
Govt of Denmark
   (Danish Krone)
      11-15-00                                 9.00       40,000,000          5,942,298
      05-15-03                                 8.00      113,200,000         17,606,298
      03-15-06                                 8.00       65,000,000         10,398,050
      11-10-24                                 7.00       70,000,000         10,932,888
Total                                                                        44,879,534

France (1.2%)
Govt of France
   (European Monetary Unit)
      04-25-05                                 7.50        8,710,000         10,357,693

Germany (10.5%)
Allgemeine Hypo Bank
   (European Monetary Unit)
      09-02-09                                 5.00       40,760,000         40,905,881
Federal Republic of Germany
   (European Monetary Unit)
      07-22-02                                 8.00       18,471,330         21,256,929
      11-11-04                                 7.50       12,600,000         14,814,481
      07-04-27                                 6.50        9,305,512         10,663,329
Total                                                                        87,640,620

Greece (2.9%)
Hellenic Republic
   (Greek Drachma)
      04-01-03                                 8.90    4,888,000,000         16,141,253
      02-19-06                                 6.00    2,643,000,000          7,891,912
Total                                                                        24,033,165

Indonesia (0.5%)
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
      07-01-07                                10.00        4,350,000          2,805,750
Tjiwi Kimia Finance Mauritius
   (U.S. Dollar) Company Guaranty
      08-01-04                                10.00        2,450,000          1,610,875
Total                                                                         4,416,625

Italy (4.5%)
Govt of Italy
   (European Monetary Unit)
      01-01-04                                 8.50       23,821,533         28,316,914
      11-01-26                                 7.25        7,886,283          9,615,405
Total                                                                        37,932,319

Japan (0.1%)
Nippon Express
   (Japanese Yen) Cv Series 4
      03-31-04                                 1.00      120,000,000          1,196,950

Malaysia (0.9%)
Petronas
   (U.S. Dollar)
      08-15-15                                 7.75        8,850,000(d)       7,877,752

Mexico (2.6%)
Banco Nacional de Comercio Exterior
   (U.S. Dollar)
      02-02-04                                 7.25       12,150,000         11,147,625
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        2,384,244(d)       2,265,032

United Mexican States
   (British Pound) Medium-term Nts Series E
      05-30-02                                 8.75        5,000,000          8,130,726
Total                                                                        21,543,383
Netherlands (0.5%)
KPNQwest
   (European Monetary Unit) Sr Nts
      06-01-09                                 7.13        3,800,000(d)       3,857,316

Norway (1.7%)
Govt of Norway
   (Norwegian Krone)
      11-30-04                                 5.75       60,000,000          7,581,171
      01-15-07                                 6.75       48,000,000          6,335,444
Total                                                                        13,916,615

Russia (0.2%)
Rostelecom
   (U.S. Dollar)
      02-15-00                                 9.38        5,000,000          1,500,000

Slovenia (1.2%)
Republic of Slovenia
   (European Monetary Unit)
      06-16-04                                 5.75       17,750,000          9,756,465

Spain (2.6%)
Govt of Spain
   (European Monetary Unit)
      04-30-06                                 8.80       17,441,371         21,815,176

Supra-National (1.1%)
World Bank
   (Japanese Yen)
      06-20-00                                 4.50      950,000,000          9,367,967

Sweden (4.5%)
Govt of Sweden
   (Swedish Krona)
      02-09-05                                 6.00       44,500,000          5,538,134
      08-15-07                                 8.00      185,200,000         25,672,134
Paulson Enterprenad
   (Swedish Krona)
      12-15-00                                 4.75       56,560,000          6,789,718
Total                                                                        37,999,986

United Kingdom (13.3%)
Abbey Natl First Capital
   (U.S. Dollar) Sub Nts
      10-15-04                                 8.20        5,000,000          5,202,716
COLT Telecom Group
   (European Monetary Unit)
      07-31-08                                 7.63        6,400,000          3,423,135
Texon Intl
   (European Monetary Unit) Sr Nts
      02-01-08                                10.00        4,000,000          1,871,641
United Kingdom Treasury
   (British Pound)
      03-03-00                                 9.00       21,700,000         36,016,588
      06-10-03                                 8.00       27,000,000         46,897,218
      12-07-05                                 8.50        9,200,000         17,008,543
Total                                                                       110,419,841

United States (28.6%)
American Standard
   (U.S. Dollar) Company Guaranty
      06-01-06                                 7.13        7,450,000          7,699,511
Chesapeake
   (U.S. Dollar)
      05-01-03                                 9.88        1,000,000          1,090,986
Citicorp
   (European Monetary Unit)
      09-19-09                                 6.25       10,800,000          5,770,273
Cleveland Electric Illuminating
   (U.S. Dollar) 1st Mtge Series B
      05-15-05                                 9.50        3,000,000          3,151,419
Conseco
   (U.S. Dollar) Medium-term Nts Series B
      06-21-01                                 7.60       10,000,000          9,933,915
Dayton Hudson
   (U.S. Dollar)
      12-01-22                                 8.50        3,265,000          3,397,303
Executive Risk Capital
   (U.S. Dollar) Company Guaranty Series B
      02-01-27                                 8.68        3,500,000          3,490,123
Federal Natl Mtge Assn
   (U.S. Dollar)
      02-01-27                                 7.50        2,378,382          2,383,591
Federal Natl Mtge Assn Global
   (Japanese Yen)
      12-20-99                                 2.00      500,000,000          4,807,479
General Motors
   (U.S. Dollar)
      07-15-01                                 9.13        2,000,000          2,081,242
HealthSouth
   (U.S. Dollar) Sr Nts
      06-15-05                                 6.88        5,000,000          4,247,120
Nationwide CSN Trust
   (U.S. Dollar)
      02-15-25                                 9.88        7,000,000(d)       7,553,438
Newcourt Credit Group
   (U.S. Dollar)
      02-16-05                                 6.88        8,000,000(d)       7,916,344
New York Life Insurance
   (U.S. Dollar)
      12-15-23                                 7.50        7,000,000(d)       6,358,790
Overseas Private Investment
   (U.S. Dollar) U.S. Govt Guaranty Series 1996A
      01-15-09                                 6.99        7,500,000          7,526,700
PDV America
   (U.S. Dollar) Sr Nts
      08-01-03                                 7.88        3,500,000          3,139,158
Phillips Petroleum
   (U.S. Dollar)
      04-15-23                                 7.92        3,115,000          3,062,725
Questar Pipeline
   (U.S. Dollar)
      06-01-21                                 9.38        1,000,000          1,055,019
Salomon Smith Barney Holdings
   (U.S. Dollar)
      01-15-03                                 6.13       10,400,000         10,147,570
Southern California Gas
   (U.S. Dollar) 1st Mtge Series BB
      03-01-23                                 7.38          900,000            840,821
TXU Electric Capital
   (U.S. Dollar) Company Guaranty
      01-30-37                                 8.18        6,150,000          5,924,134
USX
   (U.S. Dollar)
      03-01-08                                 6.85        4,775,000          4,533,761
U S WEST Communications
   (U.S. Dollar)
      11-10-26                                 7.20        6,000,000          5,471,900
U.S. Treasury
   (U.S. Dollar)
      11-15-01                                 7.50       37,000,000(e)      38,177,118
      11-15-16                                 7.50       67,950,000(e,f)    74,960,020
   (U.S. Dollar) TIPS
      01-15-07                                 3.38       10,000,000(g)      10,050,131
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                 8.38        4,550,000(d)       4,411,321
Total                                                                       239,181,912

Venezuela (1.2%)
PDVSA Finance
   (U.S. Dollar)
      02-15-10                                 9.75       10,000,000(d)       9,616,567

Total bonds
(Cost: $806,568,234)                                                       $772,895,452


Preferred stock & other (0.5%)(c)

Issuer                                                       Shares           Value(a)
Mexico Value
   Rights                                                    1,000(b)               $--
Pinto Totta Intl Finance                                     5,000(d)         4,515,625
   7.77% Cm
Total preferred stock & other
(Cost: $5,000,000)                                                           $4,515,625

Short-term securities (3.8%)
Issuer                                    Annualized         Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity
U.S. government agencies
Federal Home Loan Bank Disc Nt
      12-03-99                                 5.27%      $9,000,000         $8,954,148
Federal Home Loan Mtge Corp Disc Nts
      12-10-99                                 5.22        5,800,000          5,764,881
      01-18-00                                 5.60        6,900,000          6,815,855
Federal Natl Mtge Assn Disc Nts
      12-02-99                                 5.27        6,100,000          6,068,262
      12-13-99                                 5.30          900,000            893,880
      01-20-00                                 5.61        3,300,000          3,257,850

Total short-term securities
(Cost: $31,759,655)                                                         $31,754,876

Total investments in securities
(Cost: $843,327,889)(h)                                                    $809,165,953

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Negligible market value.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) Security is partially or fully on loan. See Note 4 to the financial statements.
(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                           Notional amount
Purchase contracts
U.S. Treasury Bonds, Dec. 1999                                 $61,600,000

(g) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(h) At Oct. 31, 1999, the cost of securities for federal income tax purposes was $844,697,483 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                        $21,871,210
Unrealized depreciation                                        (57,402,740)
                                                               -----------
Net unrealized depreciation                                   $(35,531,530)
Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
WORLD TRUST


We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of World Technologies Portfolio (a series of World Trust) as of October 31, 1999, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended October 31, 1999. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of World Technologies Portfolio as of October 31, 1999, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



/s/ KPMG LLP
    KPMG LLP
Minneapolis, Minnesota
December 3, 1999

Financial Statements

Statement of assets and liabilities
World Technologies Portfolio

Oct. 31, 1999

Assets
Investments in securities , at value (Note 1)
       (identified cost $5,020,713)                         $9,024,121
Cash in bank on demand deposit                                   6,527
Receivable for investment securities sold                       41,748
                                                                ------
Total assets                                                 9,072,396
                                                             ---------

Liabilities
Payable for investment securities purchased                     35,375
Accrued investment management services fee                         164
Other accrued expenses                                          13,683
Total liabilities                                               49,222
                                                                ------
Net assets                                                  $9,023,174
                                                            ==========

See accompanying notes to financial statements.


Statement of operations
World Technologies Portfolio

Year ended Oct. 31, 1999

Investment income
Income:
Dividends                                                                                            $7,008
       Less foreign taxes withheld                                                                     (375)
                                                                                                       ----
Total income                                                                                          6,633
                                                                                                      -----
Expenses (Note 2):
Investment management services fee                                                                   48,655
Custodian fees                                                                                       11,376
Audit fees                                                                                           12,750
Other                                                                                                 4,413
                                                                                                      -----
Total expenses                                                                                       77,194
   Earnings credits on cash balances (Note 2)                                                        (4,388)
                                                                                                     ------
Total net expenses                                                                                   72,806
                                                                                                     ------
Investment income (loss) -- net                                                                     (66,173)
                                                                                                    -------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on :
   Security transactions (Note 3)                                                                 1,572,965
   Foreign currency transactions                                                                        (43)
   Options contracts written (Note 4)                                                                (1,680)
                                                                                                     ------
Net realized gain (loss) on investments                                                           1,571,242
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                             3,175,172
                                                                                                  ---------
Net gain (loss) on investments and foreign currencies                                             4,746,414
                                                                                                  ---------
Net increase (decrease) in net assets resulting from operations                                  $4,680,241
                                                                                                 ==========

See accompanying notes to financial statements.



Statements of changes in net assets
World Technologies Portfolio

Year ended Oct. 31,                                                                   1999                        1998


Operations
Investment income (loss)-- net                                                    $(66,173)                   $(56,345)
Net realized gain (loss) on investments                                          1,571,242                    (112,973)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies            3,175,172                     288,162
                                                                                 ---------                     -------
Net increase (decrease) in net assets resulting from operations                  4,680,241                     118,844
                                                                                 ---------                     -------
Net contributions (withdrawals) from partners                                      (14,965)                     (3,049)
Total increase (decrease) in net assets                                          4,665,276                     115,795
                                                                                 ---------                     -------
Net assets at beginning of year                                                  4,357,898                   4,242,103
                                                                                 ---------                   ---------
Net assets at end of year                                                       $9,023,174                  $4,357,898
                                                                                ==========                  ==========

See accompanying notes to financial statements.


Notes to Financial Statements
World Technologies Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

World Technologies Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. World Technologies Portfolio invests in common stocks of companies within the information technology sector. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.72% to 0.595% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Oct.31,1999, the Portfolio's custodian fees were reduced by $4,388 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $7,599,670 and $7,758,848, respectively, for the year ended Oct. 31, 1999. For the same period, the portfolio turnover rate was 113%. Realized gains and losses are determined on an identified cost basis.

4. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts associated with options contracts written is as follows:

                                       Year ended Oct. 31, 1999

                                     Puts                        Calls
                           Contracts      Premium       Contracts      Premium
Balance Oct. 31, 1998          30         $ 8,910           --         $    --
Opened                         --              --           40          37,879
Exercised                      --              --          (40)        (37,879)
Closed                        (30)         (8,910)          --              --
Balance Oct. 31, 1999          --         $    --           --         $    --

See "Summary of significant accounting policies."



Investments in Securities
World Technologies Portfolio
Oct. 31, 1999

(Percentages represent value of investments compared to net assets)

Common stocks (98.5%)
Issuer                                                 Shares                       Value(a)

Communications equipment & services (9.1%)
Advanced Fibre Communications                         3,000 (b)                      $65,625
CIENA                                                 2,000 (b)                       70,500
E-Tek Dynamics                                        2,000 (b)                      133,249
Extreme Networks                                        500 (b)                       40,156
Motorola                                                900                           87,694
Network Appliance                                     2,000 (b)                      148,000
Nokia Oyj ADR Cl A                                    1,000 (c)                      115,563
PairGain Technologies                                 5,000 (b)                       61,250
Tellabs                                               1,500 (b)                       94,875
Total                                                                                816,912

Computers--Internet (24.9%)
America Online                                        8,000 (b)                    1,037,499
At Home Corp Series A                                 3,082 (b)                      115,190
Cisco Systems                                         4,000 (b)                      296,000
Citrix Systems                                        1,000 (b)                       64,125
CMGI                                                  1,000 (b)                      109,438
Commtouch Software                                    2,000 (b,c)                     57,750
Concentric Network                                    3,000 (b)                       76,875
InfoSpace.com                                         1,000 (b)                       55,625
Lycos                                                 1,000 (b)                       53,500
Project Software & Development                        1,000 (b)                       48,125
Vignette                                              1,000 (b)                      158,000
Yahoo!                                                1,000 (b)                      179,063
Total                                                                              2,251,190


Computers & office equipment (24.5%)
Ariba                                                 1,000 (b)                      155,000
Dell Computer                                         4,000 (b)                      160,500
Edify                                                 4,500 (b)                       58,219
EMC                                                   2,000 (b)                      146,000
Equant                                                1,000 (b,c)                     97,000
Fiserv                                                2,500 (b)                       80,000
Legato Systems                                       10,000 (b)                      537,500
NVIDIA                                                2,000 (b)                       44,250
Pegasus Systems                                       2,000 (b)                       85,500
Security First Technologies                           4,500 (b)                      180,844
VeriSign                                              3,000 (b)                      370,500
Veritas Software                                      2,000 (b)                      215,750
Visual Networks                                       2,000 (b)                       83,250
Total                                                                              2,214,313

Electronics (22.0%)
Altera                                                2,000 (b)                       97,250
Exar                                                  2,000 (b)                       72,250
Flextronics Intl                                      2,500 (b)                      177,500
JDS Uniphase                                          2,000 (b)                      333,749
KLA-Tencor                                            1,000 (b)                       79,188
PMC-Sierra                                            2,000 (b,c)                    188,500
Power-One                                             2,000 (b)                       40,000
Powerwave Technologies                                1,000 (b)                       65,063
RF Micro Devices                                      2,000 (b)                      103,250
SDL                                                   1,000 (b)                      123,313
Siliconix                                             2,000 (b)                      116,500
STMicroelectronics                                    1,000 (c)                       90,875
Taiwan Semiconductor Mfg ADR                          6,150 (b,c)                    212,943
Teradyne                                              4,000 (b)                      154,000
Vitesse Semiconductor                                 3,000 (b)                      137,625
Total                                                                              1,992,006

Insurance (0.5%)
Quotesmith.com                                        5,000 (b)                       41,250

Media (4.1%)
Emmis Communications Cl A                             1,000 (b)                       72,125
MediaOne Group                                        2,000 (b)                      142,125
Reuters Group ADR                                       900 (c)                       49,781
Univision Communications Cl A                         1,200 (b)                      102,075
Total                                                                                366,106

Multi-industry conglomerates (1.1%)
Electronics for Imaging                               2,500 (b)                      100,781

Retail (4.8%)
Amazon.com                                            3,000 (b)                      211,875
Chemdex                                               3,000 (b)                      114,375
Musicmaker.com                                        2,000 (b)                       15,250
RoweCom                                               3,500 (b)                       92,969
Total                                                                                434,469

Utilities -- telephone (7.5%)
Cable & Wireless Communications ADR                   1,000 (b,c)                     52,500
COLT Telecom Group ADR                                2,000 (b,c)                    237,000
Hellenic Telecommunications ADR                      10,000 (c)                      106,250
Qwest Communications Intl                             2,000 (b)                       72,000
RCN                                                   2,000 (b)                       95,750
Western Wireless Cl A                                 1,000 (b)                       52,875
WinStar Communications                                1,500 (b)                       58,219
Total                                                                                674,594

Total common stocks
(Cost: $4,895,113)                                                                $8,891,621

Option purchased (1.5%)

Issuer                   Shares     Exercise      Expiration      Value(a)
                                       price            date

Call
Corning                  20,000          $80       Feb. 2000     $132,500

Total option purchased
(Cost: $125,600)                                                 $132,500

Total investments in securities
(Cost: $5,020,713)(d)                                          $9,024,121


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Oct. 31, 1999, the value of foreign securities represented 13.39% of net assets.

(d) At Oct. 31, 1999, the cost of securities for federal income tax purposes was $5,020,713 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                        $4,131,603
Unrealized depreciation                                          (128,195)
                                                                 --------
Net unrealized appreciation                                    $4,003,408

PART C. OTHER INFORMATION

Item 23.      Exhibits

(a)(1) Articles of Incorporation, dated Sept. 1, 1995, filed electronically on or about Nov. 1, 1995 as Exhibit 1 to Registrant's initial Registration Statement, are incorporated by reference.

(a)(2) Articles of Amendment of Express Direct World Fund, Inc., dated April 4th, 1996 filed electronically on or about April 17, 1996 as Exhibit 1(b) to Registrant's Pre-Effective Amendment No. 2 are incorporated by reference.

(b) By-laws dated April 24, 1996, filed electronically as Exhibit 2 to Registrants' Post-Effective Amendment No. 4 to Registration Statement No. 33-63951, are incorporated by reference.

(c)       Instruments Defining Rights of Security Holders: Not Applicable.

(d)       Investment Advisory Contracts: Not Applicable.

(e) Distribution Agreement dated Oct. 1, 1999 between Strategist World Fund, Inc. and American Express Financial Advisors Inc. is filed electronically herewith.

(f)       Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement between Strategist World Fund, Inc. on behalf of Strategist World Growth Fund and Strategist World Income Fund and American Express Trust Company, dated May 13, 1996, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated by reference.

(g)(2) Custodian Agreement between Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund, and American Express Trust Company, dated Nov. 13, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated by reference.

(g)(3) Addendum to the Custodian Agreement between Strategist World Fund, Inc., on behalf of Strategist World Growth Fund and Strategist World Income Fund, American Express Trust Company and American Express Financial Corporation, dated May 13, 1996, filed electronically as
          Exhibit 8(c) to Registrant's Post-Effective Amendment No. 3 to Registration Statemen No. 33-63951, is incorporated by reference.

(g)(4) Addendum to the Custodian Agreement between Strategist World Fund, Inc. on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund, American Express Trust Company and American Express Financial Corporation, dated Nov. 13, 1996, filed electronically as Exhibit 8(d) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated by reference.

(h)(1) Transfer Agency Agreement between Strategist World Fund, Inc., and American Express Client Service Corporation, dated Jan. 1, 1998, is incorporated by reference to Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 6 filed on or about Oct. 27, 1998.

(h)(2) Administrative Services Agreement between Strategist World Fund, Inc., on behalf of Strategist World Growth Fund and Strategist World Income Fund, and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated by reference.

(h)(3) Administrative Services Agreement between Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund, and American Express Financial Corporation, dated Nov. 13, 1996, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated by reference.

(h)(4) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and Strategist World Fund, Inc., on behalf of Strategist World Income Fund, dated May 13, 1996, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated by reference.

(h)(5) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Growth Fund and Strategist World Fund, Inc., on behalf of Strategist World Growth Fund, dated May 13, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated by reference.

(h)(6) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, and Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund dated Nov. 13, 1996, filed electronically as Exhibit 9(g) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33 63951, is incorporated by reference.

(h)(7) Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Innovations, and Strategist World Fund, Inc., on behalf of Strategist World Technologies Fund dated Nov. 13, 1996, filed electronically as Exhibit 9(h) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)       Independent auditors' consent is filed electronically herewith.

(k)       Omitted Financial Statements: Not Applicable.

(l) Share Purchase Agreement between Strategist World Fund, Inc. and American Express Financial Corporation dated April 16, 1996, filed electronically as Exhibit 13 (to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-63951, is incorporated by reference.

(m)       Rule 12b-1 Plan:  Not Applicable.

(n)       Financial data schedules:  Not Applicable.

(o)       Rule 18f-3 Plan: Not Applicable.

(p)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated April 19, 1999, is filed electronically herewith.

(p)(2) Officers' Power of Attorney to sign Amendment to this Registration Statement, dated April 20, 1999, is filed electronically herewith.

(p)(3) Trustee's Power of Attorney to sign Amendments to this Registration Statement, dated January 14, 1999, is filed electronically herewith.

(p)(4) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated March 1, 1999, is filed electronically herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant

                  None

Item 25.  Indemnification

The Articles of Incorporation of the Registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expense, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the Registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



American Express Financial Corporation is the investment advisor of the Portfolios of the Trust.

Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------
Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
President and Chief Marketing
Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Debra A. Hutchinson             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Knight                  American Express Financial   IDS Tower 10                 Vice President
                                Advisors                     Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy J. Masek                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Global Research
of Global Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

William P. Miller,              Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Shashank B. Modak               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Director and Senior Vice        Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Theresa M. Sapp                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Director, Senior Vice                                        Minneapolis, MN 55440
President and Chief Financial
Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Keith N. Tufte                  American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Equity Research
of Equity Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------


Item 27. Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

         Strategist Income Fund, Inc.;  Strategist Growth Fund, Inc.; Strategist
         Growth and Income Fund, Inc.;  Strategist World Fund, Inc.;  Strategist
         Tax-Free  Income  Fund,  Inc.,  APL  Variable  Annuity  Account  1, ACL
         Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address    Position and Offices with           Offices with Registrant
                                       Underwriter
-------------------------------------- ----------------------------------- -----------------------------------
Ward D. Armstrong                      Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

John C. Boeder                         Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                     Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

John R. Cattau                         Vice President                      None
American Express Tower
World Financial Center
New York, NY  10285

Colleen Curran                         Vice President and Chief Legal      None
IDS Tower 10                           Counsel
Minneapolis, MN  55440

David R. Hubers                        Director and President              None
IDS Tower 10
Minneapolis, MN  55440

James A. Jacobs                        Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

Nancy E. Jones                         Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

Verna J. Kaufman                       Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

Richard W. Kling                       Vice President                      None
IDS Tower 10
Minneapolis, MN  55440

Timothy S. Meehan                      Secretary                           None
IDS Tower 10
Minneapolis, MN  55440

Julia K. Morton                        Vice President and Chief            None
IDS Tower 10                           Financial Officer
Minneapolis, MN  55440

Ann M. Richter                         Vice President and Chief            None
IDS Tower 10                           Compliance Officer
Minneapolis, MN  55440




Item 27(c).           Not applicable.

Item 28.              Location of Accounts and Records

                      American Express Financial Corporation
                      IDS Tower 10
                      Minneapolis, MN  55440

Item 29.              Management Services

                      Not Applicable.

Item 30.              Undertakings

                      Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Strategist World Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of December, 1999.

STRATEGIST WORLD FUND, INC.

By /s/    James A. Mitchell**
          James A. Mitchell, President


By /s/    John M. knight
          John M. Knight, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of December, 1999.

Signature                                            Title

/s/       Rodney P. Burwell*                          Director
          Rodney P. Burwell

/s/       Jean B. Keffeler*                           Director
          Jean B. Keffeler

/s/       Thomas R. McBurney*                         Director
          Thomas R. McBurney

/s/       James A. Mitchell*                          Director
          James A. Mitchell

/s/       John R. Thomas*                             Director
          John R. Thomas

*Signed pursuant to  Directors'  Power of Attorney  dated April 19, 1999,  filed electronically herewith as Exhibit (p)(1) by:



/s/ Eileen J. Newhouse
    Eileen J. Newhouse


**Signed pursuant to  Officer's  Power of Attorney  dated April 20, 1999,  filed electronically herewith as Exhibit (p)(2), by:



/s/ Eileen J. Newhouse
    Eileen J. Newhouse

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, WORLD TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of December, 1999.

WORLD TRUST

By /s/    Arne H. Carlson****
          Arne H. Carlson, Chief Executive Officer


By /s/    John M. Knight
          John M. Knight, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of December, 1999.

              Signature                                   Capacity

/s/       H. Brewster Atwater, Jr***                      Trustee
          H. Brewster Atwater, Jr.

/s/       Arne H. Carlson***                              Chairman of the Board
          Arne H. Carlson

/s/       Lynne V. Cheney***                              Trustee
          Lynne V. Cheney

/s/       William H. Dudley***                            Trustee
          William H. Dudley

/s/       David R. Hubers***                              Trustee
          David R. Hubers

/s/       Heinz F. Hutter***                              Trustee
          Heinz F. Hutter

/s/       Anne P. Jones***                                Trustee
          Anne P. Jones

/s/       William R. Pearce***                            Trustee
          William R. Pearce

              Signatures                                  Capacity

/s/       Alan K. Simpson***                              Trustee
          Alan K. Simpson

/s/       John R. Thomas***                               Trustee
          John R. Thomas

/s/       C. Angus Wurtele***                             Trustee
          C. Angus Wurtele

***Signed pursuant to Trustees' Power of Attorney dated January 14, 1999,  filed electronically as Exhibit (p)(3), by:


/s/ Leslie L. Ogg
    Leslie L. Ogg


****Signed  pursuant  to Officers  Power of  Attorney  dated March 1, 1999 filed electronically as Exhibit (p)(4) by:

/s/ Leslie L. Ogg
    Leslie L. Ogg

                                CONTENTS OF THIS
                         POST-EFFECTIVE AMENDMENT NO. 8
                     TO REGISTRATION STATEMENT NO. 33-63951


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

          The prospectus for Strategist Emerging Markets Fund The prospectus for Strategist World Growth Fund
          The prospectus for Strategist World Income Fund
          The prospectus for Strategist World Technologies Fund

Part B.

          Statement of Additional Information for Strategist Emerging Markets Fund Statement of Additional Information for Strategist World Growth
          Fund Statement of Additional Information for Strategist World Income Fund Statement of Additional Information for Strategist World Technologies Fund Financial Statements

Part C.

          Other information.

          Exhibits.

The signatures.